              As filed with the Securities and Exchange Commission.

                                                      '33 Act File No. 033-66496
                                                       '40 Act File No. 811-7908

================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NO. 11 [X]


                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                              AMENDMENT NO. 13 [X]




                        NATIONWIDE VA SEPARATE ACCOUNT-C
                           (Exact Name of Registrant)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)


This Post-Effective amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, Financial Statements, and Part C.


It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2001 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a) of Rule 485

[ ] on (date) pursuant to paragraph (a) of Rule 485


If appropriate check the following box:


[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-C
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                             CAPTION
PART A   INFORMATION REQUIRED IN A PROSPECTUS
Item 1.  Cover Page...............................................................Cover Page
Item 2.  Definitions...............................................Glossary of Special Terms
Item 3.  Synopsis or Highlights....................................Synopsis of the Contracts
Item 4.  Condensed Financial Information.....................Condensed Financial Information
Item 5.  General Description of Registrant, Depositor, and Portfolio
             Companies .........Nationwide Life Insurance Company; Investing in the Contract
Item 6.  Deductions and Expenses.............................Standard Charges and Deductions
Item 7.  General Description of Variable
         Annuity Contracts.....................Contract Ownership; Operation of the Contract
Item 8.  Purchase and Contract Value................................Annuitizing the Contract
Item 9.  Redemptions..........................................................Death Benefits
Item 10. Annunity Period...........................................Operation of the Contract
Item 11. Death Benefit and Distributions..............................Surrender (Redemption)
Item 12. Taxes ...................................................Federal Tax Considerations
Item 13. Legal Proceedings.................................................Legal Proceedings
Item 14. Table of Contents of the Statement of Additional
             Information........Table of Contents of the Statement of Additional Information

PART B   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15. Cover Page...............................................................Cover Page
Item 16. Table of Contents.................................................Table of Contents
Item 17. General Information and History.....................General Information and History
Item 18. Services...................................................................Services
Item 19. Purchase of Securities Being Offered...........Purchase of Securities Being Offered
Item 20. Underwriters...........................................................Underwriters
Item 21. Calculation of Performance..............................Calculation of Performance
Item 22. Annuity Payments...................................................Annuity Payments
Item 23. Financial Statements...........................................Financial Statements

PART C   OTHER INFORMATION
Item 24. Financial Statements and Exhibits...........................................Item 24
Item 25. Directors and Officers of the Depositor.....................................Item 25
Item 26. Persons Controlled by or Under Common Control with
             the Depositor or Registrant.............................................Item 26
Item 27. Number of Contract Owners...................................................Item 27
Item 28. Indemnification.............................................................Item 28
Item 29. Principal Underwriter.......................................................Item 29
Item 30. Location of Accounts and Records............................................Item 30
Item 31. Management Services.........................................................Item 31
Item 32. Undertakings................................................................Item 32

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY


                      Deferred Variable Annuity Contracts
                                    issued by
     Nationwide Life and Annuity Insurance Company through its Nationwide VA
                               Separate Account-C

                   The date of this prospectus is May 1, 2001.



Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including mutual funds and other variable annuity or variable life insurance products offered by Nationwide Life and Annuity Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.


THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.



The following underlying mutual funds are available under the contracts:

NATIONWIDE SEPARATE ACCOUNT TRUST ("NSAT")

-    Money Market Fund
-    Total Return Fund

ONE GROUP(R) INVESTMENT TRUST

-    One Group Investment Trust Balanced Portfolio
     (formerly, Asset Allocation Fund)
-    One Group Investment Trust Bond Portfolio
-    One Group Investment Trust Diversified Equity Portfolio
-    One Group Investment Trust Diversified Mid Cap Portfolio
-    One Group Investment Trust Equity Index Portfolio
-    One Group Investment Trust Government Bond Portfolio
- One Group Investment Trust Large Cap Growth Portfolio (formerly, Large Company Growth Fund)
- One Group Investment Trust Mid Cap Growth Portfolio (formerly, Growth Opportunities Fund)
-    One Group Investment Trust Mid Cap Value Portfolio

The Fidelity VIP Funds are not available to new contracts issued on or after September 1, 1999.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

-    VIP Equity-Income Portfolio
-    VIP Overseas Portfolio

Purchase payments not invested in the underlying mutual fund options of the Nationwide VA Separate Account-C may be allocated to the fixed account.


The Statement of Additional Information (dated May 1, 2001) which contains additional information about the contracts and the variable account has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 36.


For general information or to obtain FREE copies of the:

     - Statement of Additional Information;
     - prospectus, annual report or semi-annual report for any underlying mutual fund; or
     - required Nationwide forms,

call:
       1-800-860-3946
TDD    1-800-238-3035

or write:
       NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
       P.O. BOX 182008
       COLUMBUS, OHIO 43218-2008

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                                  WWW.SEC.GOV

THIS ANNUITY:


- IS NOT A BANK DEPOSIT;
- IS NOT FDIC INSURED;
- IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY;
- IS NOT AVAILABLE IN EVERY STATE;
- MAY GO DOWN IN VALUE.


Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT - An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE - The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE - The date on which the annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT - An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE - The total value of all accumulation units in a contract, plus any amount held in the fixed account.

CONTRACT YEAR - Each year the contract is in force beginning with the date the contract is issued.

ERISA - The Employee Retirement Income Securities Act of 1974, as amended.

FIXED ACCOUNT - An investment option that is funded by the general account of Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY - An annuity contract that qualifies for favorable tax treatment under Section 408 (b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

NATIONWIDE - Nationwide Life and Annuity Insurance Company.

NON-QUALIFIED CONTRACT - A contract that does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS - Retirement plans that receive favorable tax treatment under
Section 401 of the Internal Revenue Code.

ROTH IRA - An annuity contract that qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA - A retirement plan that receives favorable tax treatment under Section 408(k) of the Internal Revenue Code.

SUB-ACCOUNTS - Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD - Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT - Nationwide VA Separate Account-C, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS...................................3
SUMMARY OF CONTRACT EXPENSES................................5
UNDERLYING MUTUAL FUND ANNUAL EXPENSES......................6
EXAMPLE.....................................................7
SYNOPSIS OF THE CONTRACTS...................................8
FINANCIAL STATEMENTS........................................8
CONDENSED FINANCIAL INFORMATION.............................8
NATIONWIDE LIFE AND ANNUITY
    INSURANCE COMPANY.......................................8
NATIONWIDE INVESTMENT SERVICES
    CORPORATION.............................................8
TYPES OF CONTRACTS..........................................9
    Non-Qualified Contracts
    Individual Retirement Annuities (IRAs)
    Simplified Employee Pension IRAs (SEP IRAs)
    Roth IRAs
    Tax Sheltered Annuities
    Qualified Plans
INVESTING IN THE CONTRACT..................................10
    The Variable Account and Underlying Mutual Funds
    The Fixed Account
CHARGES AND DEDUCTIONS.....................................12
    Mortality and Expense Risk Charge
    Administration Charge
    Contingent Deferred Sales Charge
    Premium Taxes
CONTRACT OWNERSHIP.........................................14
    Joint Ownership
    Annuitant
    Beneficiary and Contingent Beneficiary
OPERATION OF THE CONTRACT..................................15
    Minimum Initial and Subsequent Purchase Payments
    Pricing
    Allocation of Purchase Payments
    Determining the Contract Value
    Transfers Prior to Annuitization
    Transfers After Annuitization
    Transfer Requests
RIGHT TO REVOKE............................................16
SURRENDER (REDEMPTION).....................................17
    Partial Surrenders (Partial Redemptions)
    Full Surrenders (Full Redemptions)
    Surrenders Under a Qualified Contract or Tax
       Sheltered Annuity
    Surrenders Under a Texas Optional Retirement
       Program or the Louisiana Optional Retirement Plan
LOAN PRIVILEGE.............................................19
    Minimum & Maximum Loan Amounts
    Loan Processing Fee
    How Loan Requests are Processed
    Interest
    Loan Repayment
    Distributions & Annuity Payments
    Transferring the Contract
    Grace Period & Loan Default
ASSIGNMENT.................................................20
CONTRACT OWNER SERVICES....................................20
    Asset Rebalancing
    Dollar Cost Averaging
    Systematic Withdrawals
ANNUITY COMMENCEMENT DATE..................................21
ANNUITIZING THE CONTRACT...................................21
    Annuitization Date
    Annuitization
    Fixed Payment Annuity
    Variable Payment Annuity
    Frequency and Amount of Annuity Payments
    Annuity Payment Options
DEATH BENEFITS.............................................23
    Death of Contract Owner -- Non-Qualified Contracts
    Death of Annuitant -- Non-Qualified Contracts
    Death of Contract Owner/Annuitant
    How the Death Benefit Value is Determined
    Death Benefit Payment
REQUIRED DISTRIBUTIONS.....................................24
    Required Distributions for Non-Qualified Contracts
    Required Distributions for Qualified Plans or Tax
       Sheltered Annuities
    Required Distributions for Individual Retirement
       Annuities and SEP IRAs
    Required Distributions for Roth IRAs
    New Minimum Required Distribution Rules
FEDERAL TAX CONSIDERATIONS.................................27
    Federal Income Taxes
    Withholding
    Non-Resident Aliens
    Federal Estate, Gift, and Generation Skipping
       Transfer Taxes
    Charge for Tax
    Diversification
    Tax Changes
STATEMENTS AND REPORTS.....................................31
LEGAL PROCEEDINGS..........................................31
ADVERTISING AND SUB-ACCOUNT
    PERFORMANCE SUMMARY....................................31
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION   36
APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS37

APPENDIX: B: CONDENSED FINANCIAL INFORMATION...............39

SUMMARY OF CONTRACT EXPENSES


The expenses listed below are charged to all contract owners unless the contract owner meets an available exception under the contract.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered).........7%(1)

Range of CDSC Over Time:

  NUMBER OF COMPLETED
      YEARS FROM
   DATE OF PURCHASE            CDSC
        PAYMENT             PERCENTAGE
--------------------------------------------
           0                    7%
--------------------------------------------
           1                    6%
--------------------------------------------
           2                    5%
--------------------------------------------
           3                    4%
--------------------------------------------
           4                    3%
--------------------------------------------
           5                    2%
--------------------------------------------
           6                    1%
--------------------------------------------
           7                    0%
--------------------------------------------

(1) For contracts issued before September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications, the contract owner may withdraw, during the first contract year, without a CDSC, any amount in order for this contract to meet minimum distribution requirements under the Internal Revenue Code. Starting with the second year after a purchase payment has been made, the contract owner may withdraw without a CDSC the greater of:

        (a)     an amount equal to 10% of each purchase payment; or

        (b) any amount in order for this contract to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative.


For contracts issued on or after September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications, each contract year the contract owner may withdraw without a CDSC the greater of:

        (a)     10% of each purchase payment made to the contract; or

        (b) any amount withdrawn to meet the minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is cumulative. The CDSC is imposed only against purchase payments (see "Waiver of Contingent Deferred Sales Charge").


The Internal Revenue Code may impose restrictions on withdrawals for contracts issued as Tax Sheltered Annuities or issued to fund Qualified Plans.



VARIABLE ACCOUNT CHARGES(2)
(annualized rate of variable account charges as a percentage of the daily net assets)

Mortality and Expense Risk Charges............1.25%
Administration Charge(3)......................0.05%
    Total Variable Account Charges............1.30%


(2) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annual rate noted above.

(3) The Administration Charge is deducted to reimburse Nationwide for expenses related to the issuance and maintenance of the contracts.


MAXIMUM LOAN PROCESSING FEE.....................$25



Nationwide may charge a Loan Processing Fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Qualified Contracts or Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee (see "Loan Privilege").

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS)


                                                    Management     Other     2b-1 Fees    Total
                                                       Fees      Expenses                 Mutual
                                                                                           Fund
                                                                                         Expenses
----------------------------------------------------------------------------------------------------
 Fidelity VIP Equity-Income Portfolio(1)              0.48%        0.08%       0.00%       0.56%
----------------------------------------------------------------------------------------------------
 Fidelity VIP Overseas Portfolio(1)                   0.72%        0.17%       0.00%       0.89%
----------------------------------------------------------------------------------------------------
 NSAT Money Market Fund                               0.39%        0.16%       0.00%       0.55%
----------------------------------------------------------------------------------------------------
 NSAT Total Return Fund                               0.58%        0.20%       0.00%       0.78%
----------------------------------------------------------------------------------------------------
 One Group Investment Trust Balanced Portfolio
 (formerly, Asset Allocation Fund)                    0.70%        0.20%       0.00%       0.90%
----------------------------------------------------------------------------------------------------
 One Group Investment Trust Bond Portfolio            0.55%        0.20%       0.00%       0.75%
----------------------------------------------------------------------------------------------------
 One Group Investment Trust Diversified Equity
 Portfolio                                            0.74%        0.21%       0.00%       0.95%
----------------------------------------------------------------------------------------------------
 One Group Investment Trust Diversified Mid Cap
 Portfolio                                            0.70%        0.25%       0.00%       0.95%
----------------------------------------------------------------------------------------------------
 One Group Investment Trust Equity Index Portfolio    0.30%        0.25%       0.00%       0.55%
----------------------------------------------------------------------------------------------------
 One Group Investment Trust Government Bond
 Portfolio                                            0.45%        0.22%       0.00%       0.67%
----------------------------------------------------------------------------------------------------
 One Group Investment Trust Large Cap Growth
 Portfolio (formerly, Large Company Growth Fund)      0.65%        0.20%       0.00%       0.85%
----------------------------------------------------------------------------------------------------
 One Group Investment Trust Mid Cap Growth
 Portfolio (formerly, Growth Opportunities Fund)      0.65%        0.22%       0.00%       0.87%
----------------------------------------------------------------------------------------------------
 One Group Investment Trust Mid Cap Value Portfolio   0.69%        0.26%       0.00%       0.95%
----------------------------------------------------------------------------------------------------



(1) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of the uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the underlying fund prospectus for details.


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.



                                                    Management     Other        12b-1   Total Mutual
                                                       Fees       Expenses      Fees    Fund Expenses
-----------------------------------------------------------------------------------------------------
 NSAT Money Market Fund                                0.39%       0.22%        0.00%      0.61%
-----------------------------------------------------------------------------------------------------
 NSAT Total Return Fund                                0.58%       0.23%        0.00%      0.81%
-----------------------------------------------------------------------------------------------------
 One Group Investment Trust Bond Portfolio             0.60%       0.20%        0.00%      0.80%
-----------------------------------------------------------------------------------------------------
 One Group Investment Trust Diversified Mid Cap
 Portfolio                                             0.74%       0.25%        0.00%      0.99%
-----------------------------------------------------------------------------------------------------
 One Group Investment Trust Mid Cap Value Portfolio    0.74%       0.26%        0.00%      1.00%
-----------------------------------------------------------------------------------------------------

EXAMPLE


The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in underlying mutual fund expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.


These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects the expenses of both the variable account and the underlying mutual funds. A 7 year CDSC schedule and a variable account charge of 1.30% is assumed. Deductions for premium taxes are not reflected but may apply.


                          If you surrender your    If you do not surrender    If you annuitize your
                          contract at the end of  your contract at the end          contract
                                   the             of the applicable time       at the end of the
                          applicable time period           period             applicable time period
------------------------------------------------------------------------------------------------------
                           1     3      5   10      1      3     5    10      1     3      5   10
                          Yr.   Yrs.  Yrs.  Yrs.   Yr.   Yrs.   Yrs.  Yrs.   Yr.   Yrs.  Yrs.   Yrs.
------------------------------------------------------------------------------------------------------
Fidelity VIP              90    105    131   224    20    60    104    224    *     60    104   224
Equity-Income Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas     93    116    148   260    23    71    121    260    *     71    121   260
Portfolio
------------------------------------------------------------------------------------------------------
NSAT - Money Market Fund  89    105    130   223    19    60    103    223    *     60    103   223
------------------------------------------------------------------------------------------------------
NSAT - Total Return Fund  92    112    143   248    22    67    116    248    *     67    116   248
------------------------------------------------------------------------------------------------------
One Group Investment      93    116    149   261    23    71    122    261    *     71    122   261
Trust Balanced
Portfolio (formerly,
Asset Allocation Fund)
------------------------------------------------------------------------------------------------------
One Group Investment      92    111    141   245    22    66    114    245    *     66    114   245
Trust Bond Portfolio
------------------------------------------------------------------------------------------------------
One Group Investment      94    118    152   266    24    73    125    266    *     73    125   266
Trust Diversified
Equity Portfolio
------------------------------------------------------------------------------------------------------
One Group Investment      94    118    152   266    24    73    125    266    *     73    125   266
Trust Diversified Mid
Cap Portfolio
------------------------------------------------------------------------------------------------------
One Group Investment
Trust Equity Index
Portfolio                 89    105    130   223    19    60    103    223    *     60    103   223
------------------------------------------------------------------------------------------------------
One Group Investment      91    109    137   236    21    64    110    236    *     64    110   236
Trust Government Bond
Portfolio
------------------------------------------------------------------------------------------------------
One Group Investment      93    115    146   256    23    70    119    256    *     70    119   256
Trust Large Cap Growth
Portfolio (formerly,
Large Company Growth
Fund)
------------------------------------------------------------------------------------------------------
One Group Investment      93    115    147   258    23    70    120    258    *     70    120   258
Trust Mid Cap Growth
Portfolio (formerly,
Growth Opportunities
Fund)
------------------------------------------------------------------------------------------------------
One Group Investment      94    118    152   266    24    73    125    266    *     73    125   266
Trust Mid Cap Value
Portfolio
------------------------------------------------------------------------------------------------------


*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract" will also mean "certificate." References to "contract owner" will mean "participant" unless the plan otherwise permits or requires the contract owner to exercise contract rights under the plan terms.

The contracts can be categorized as:

 -       Non-Qualified;

 -       Individual Retirement Annuities ("IRAs");

 -       SEP IRAs;
 -       Roth IRAs;
 -       Tax Sheltered Annuities; or
 -       Qualified.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                     MINIMUM
                     INITIAL        MINIMUM
    CONTRACT        PURCHASE      SUBSEQUENT
      TYPE           PAYMENT       PAYMENTS
----------------- -------------- --------------
Non-Qualified        $2,000           $10
----------------- -------------- --------------
IRA                  $2,000           $10
----------------- -------------- --------------
SEP IRA              $2,000           $10
----------------- -------------- --------------
Roth IRA             $2,000           $10
----------------- -------------- --------------
Tax Sheltered
Annuity                $0             $10
----------------- -------------- --------------
Qualified              $0             $10
----------------- -------------- --------------

CHARGES AND EXPENSES


Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account. Nationwide assesses these charges in return for bearing certain mortality and administrative risks.



Nationwide deducts an Administration Charge equal to an annualized rate of 0.05% of the daily net assets of the variable account. This charge reimburses Nationwide for administrative expenses related to issuance and maintenance of the contracts.



Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.


ANNUITY PAYMENTS


Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").


TAXATION

How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges (for more information on the calculation of accumulation unit values, see "Variable Payment Annuity"). Please refer to Appendix B for information regarding accumulation units.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law February 1981, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance products, annuities and retirement products.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide Life Insurance Company.


TYPES OF CONTRACTS


The contracts described in this prospectus are classified according to the tax treatment to which they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.


NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, or a Tax Sheltered Annuity.


Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.


Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)


Individual Retirement Annuities are contracts that satisfy the following requirements:


-       the contract is not transferable by the owner;

-       the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

- certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

-       the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.


IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, and qualified retirement plans, including 401(k) plans.


For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS (SEP IRAS)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

-       minimum participation rules;

-       top-heavy contribution rules;

-       nondiscriminatory allocation rules; and

-       requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the following requirements:

-       the contract is not transferable by the owner;

-       the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

-       the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA, however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VA Separate Account-C is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on July 24, 1991, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.


The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under Individual Retirement Accounts, Roth IRAs, SEP IRAs, Tax Sheltered Annuities, and Qualified Contracts.


Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

     (1) shares of a current underlying mutual fund are no longer available for investment; or

     (2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

THE FIXED ACCOUNT


The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.


Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.


- Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program (see "Enhanced Rate Dollar Cost Averaging Program").


All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE


Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annualized rate of 1.25% of the daily net assets of the variable account.


The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

ADMINISTRATION CHARGE


Nationwide deducts an Administration Charge equal on to an annualized rate of 0.05% of the daily net assets of the variable account. This charge is designed to reimburse Nationwide for administrative expenses related to the issuance and maintenance of the contracts.


CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:


  NUMBER OF COMPLETED YEARS          CDSC
FROM DATE OF PURCHASE PAYMENT     PERCENTAGE
------------------------------- ---------------
              0                       7%
------------------------------- ---------------
              1                       6%
------------------------------- ---------------
              2                       5%
------------------------------- ---------------
              3                       4%
------------------------------- ---------------
              4                       3%
------------------------------- ---------------
              5                       2%
------------------------------- ---------------
              6                       1%
------------------------------- ---------------
              7                       0%
------------------------------- ---------------


The CDSC is used to cover sales expenses, including commissions (maximum of 8.5% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the Administration Charge and other variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty.

Waiver of Contingent Deferred Sales Charge

For contracts issued before September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications, the contract owner may withdraw, during the first contract year, without a CDSC, any amount in order for this contract to meet minimum distribution requirements under the Internal Revenue Code. Starting with the second year after a purchase payment has been made, the contract owner may withdraw without a CDSC the greater of:

        (a)     an amount equal to 10% of each purchase payment; or

        (b) any amount in order for this contract to meet minimum distribution requirements under the Internal Revenue Code.

For contracts issued on or after September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications, each contract year the contract owner may withdraw without a CDSC the greater of:

        (a)     10% of each purchase payment made to the contract; or

        (b) any amount withdrawn to meet the minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is cumulative.


For all contracts, no CDSC will be deducted:


        (1)     upon annuitization;

        (2)     upon payment of a death benefit; or

        (3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts, the fixed account, or the variable account.

Nationwide may waive or reduce the CDSC when sales are to employees of Bank One Corporation or the employees of its affiliates, subsidiaries or holding companies.


A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:


        (a) is the amount which would otherwise be available for withdrawal without a CDSC; and

        (b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

For Tax Sheltered Annuity Contracts, Qualified Contracts, and SEP IRA Contracts, Nationwide will waive the CDSC when:

        (a) the plan participant experiences a case of hardship (as provided in Internal Revenue Code section 403(b) and as defined for purposes of Internal Revenue Code section 401(k));

        (b) the plan participant becomes disabled (within the meaning of Internal Revenue Code section 72(m)(7));

        (c) the plan participant attains age 59 1/2 and has participated in the contract for at least 5 years, as determined from the contract anniversary date immediately preceding the distribution;

        (d) the plan participant has participated in the contract for at least 15 years as determined from the contract anniversary date immediately preceding the distribution;

        (e)     the plan participant dies; or

        (f) the contract is annuitized after 2 years from the inception of the contract.

The contract owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the contract owner takes withdrawals prior to age 59 1/2 (see "Non-Qualified Contracts - Natural Persons as Contract Owners").

The CDSC for any type of contract issued will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

        (1)     the time the contract is surrendered;

        (2)     annuitization; or

        (3)     such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract, including the right to designate and change any designations of the contract owner, annuitant, beneficiary, contingent beneficiary, annuity payment option, and annuity commencement date. Contract owners must be age 80 or younger at the time of contract issuance. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.


A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.


The contract owner may also request a change in the annuitant, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

        -       on a Nationwide form;

        -       signed by the contract owner; and

        - received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract. A joint owner will receive a death benefit if a contract owner who is also the annuitant dies before the annuitization date. If a contract owner who is NOT the annuitant dies before the annuitization date, the joint owner becomes the contract owner.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

        -       joint owners can only be named for Non-Qualified Contracts;

        - joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

        - the exercise of any ownership right in the contract generally will require a written request signed by both joint owners;

        - an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

        - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

ANNUITANT

The annuitant is the person designated to receive annuity payments during annuitization of the contract and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 80 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed prior to the annuitization date with the consent of Nationwide.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant who was not also a joint owner dies before the annuitization date. If the annuitant was also a joint owner and dies before the annuitization date, the death benefit will be paid to the surviving joint owner.

The contract owner can name more than one beneficiary. The beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time the change was recorded. The change will not affect any action taken by Nationwide before the change was recorded.


OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                     MINIMUM
                     INITIAL        MINIMUM
    CONTRACT        PURCHASE       SUBSEQUENT
      TYPE           PAYMENT        PAYMENTS
----------------- -------------- ---------------
Non-Qualified        $2,000           $10
----------------- -------------- ---------------
IRA                  $2,000           $10
----------------- -------------- ---------------
Roth IRA             $2,000           $10
----------------- -------------- ---------------
SEP IRA              $2,000           $10
----------------- -------------- ---------------
Tax Sheltered
Annuity                $0             $10
----------------- -------------- ---------------
Qualified              $0             $10
----------------- -------------- ---------------

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-       New Year's Day
-       Memorial Day
-       Presidents' Day
-       Good Friday
-       Martin Luther King, Jr. Day
-       Independence Day
-       Labor Day
-       Thanksgiving
-       Christmas

Nationwide also will not price purchase payments if:

        (1)     trading on the New York Stock Exchange is restricted;

        (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

        (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when conditions described in
(2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or the fixed account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is:

        (1) the value of amounts allocated to the sub-accounts of the variable account; and

        (2)     amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where


        (a)     is the sum of:


                (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and


                (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).


        (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.


        (c) is a factor representing the daily variable account charges. The factor is equal to an annualized rate of 1.30% of the daily net assets of the variable account.


Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

        (1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

        (2)     adding any interest earned on the amounts allocated.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an Interest Rate Guarantee Period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however, Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. The maximum transferable amount will not be less than 25% of the fixed account allocation reaching the end of an Interest Rate Guarantee Period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an Interest Rate Guarantee Period.

Transfers from the Variable Account to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.


Under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, Nationwide may refuse transfers or purchase payments to the fixed account when the fixed account value is equal to or greater than to 30% of the contract value at the time the purchase payment is made or the transfer is requested.


Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Transfers Among the Sub-Accounts


Allocations may be transferred among the sub-accounts once per valuation period.


TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS


Nationwide will accept transfer requests in writing, over the telephone or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone or internet exchange privileges upon 30 days written notice to contract owners.


Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account or for transfers to the fixed account from the variable account, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer rights of contract owners who use market timing firms (or other third parties) to transfer funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse transfer requests:

        - submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

        - submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict transfer rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. All IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.


Nationwide will pay any amount surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.


PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account.

The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC. The contract owner may direct Nationwide to deduct the CDSC either from:

        (a)     the amount requested; or

        (b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

        -       variable account charges;

        -       underlying mutual fund charges; and


        -       amounts allocated to the fixed account and interest credited.


A CDSC may apply.

SURRENDERS UNDER A QUALIFIED CONTRACT OR TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code
        Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

        (1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

        (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B.      The surrender limitations described in Section A also apply to:

        (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

        (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

        (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR THE LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

-       the participant dies;

-       the participant retires;

-       the participant terminates employment due to total disability; or

- the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Qualified Contracts or Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans.

The total of all outstanding loans must not exceed the following limits:

------------ ---------- ----------------------
             CONTRACT   MAXIMUM OUTSTANDING
             VALUES     LOAN BALANCE ALLOWED
------------ ---------- ----------------------
NON-ERISA    up to      up to 80% of
PLANS        $20,000    contract value (not
                        more than $10,000)
------------ ---------- ----------------------
             $20,000    up to 50% of
             and over   contract value (not
                        more than $50,000*)
------------ ---------- ----------------------

------------ ---------- ----------------------
ERISA PLANS  All        up to 50% of
                        contract value (not
                        more than $50,000*)
------------ ---------- ----------------------

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.


MAXIMUM LOAN PROCESSING FEE



Nationwide may charge a Loan Processing Fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan transaction. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.


HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.


LOAN INTEREST


The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

        -       the contract is surrendered;

        -       the contract owner/annuitant dies;

        - the contract owner who is not the annuitant dies prior to annuitization; or

        -       annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. IRAs, SEP IRAs Roth IRAs, Qualified Contracts, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan or Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING


Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.


Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the NSAT Money Market Fund to any other underlying mutual fund.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Dollar Cost Averaging from the Fixed Account


Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available.



Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.


Enhanced Rate Dollar Cost Averaging


Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs in which contract owners may allocate all or a portion of their fixed account assets. Enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets allocated to the program than would be earned on assets in the fixed account. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect and applies only to the assets within that program. Nationwide will process transfers until either amounts in the enhanced rate dollar cost averaging program are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For these programs only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the program to the NSAT Money Market Fund. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.


SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

If a CDSC applies, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

        (1) 10% of all purchase payments made to the contract as of the withdrawal date; or

        (2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE


The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:



-       the age (or date) specified in your contract; or



-       the age (or date) specified by state law, where applicable.



If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Minimum Distributions").


ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

        (1)     an annuity payment option; and

        (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.


The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:


        (1) deducting applicable premium taxes from the total contract value; then

        (2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.


The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:


        (1) deducting applicable premium taxes from the total contract value; then

        (2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.


Value of an Annuity Unit



Annuity unit values for sub-accounts are determined by:



        (1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then



        (2) multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the valuation period.



Assumed Investment Rate



An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.


Exchanges among Underlying Mutual Funds


Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.


FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

- the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

- an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

    The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives notice of the annuitant's death.


Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. Such options are subject to Nationwide's approval.


No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs, SEP IRAs, Qualified Contracts and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the annuitant becomes the contract owner.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary or contingent beneficiary.

If two or more beneficiaries are named, the benefit will be paid to the surviving beneficiaries in equal shares, unless the contract provides otherwise.

If no beneficiary or contingent beneficiary survives the annuitant, the contract owner (or his or her estate if the annuitant was also the contract owner) will receive the benefit.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

HOW THE DEATH BENEFIT VALUE IS DETERMINED


The death benefit value is determined as of the date Nationwide's home office receives:


        (1)     proper proof of the annuitant's death;

        (2)     an election specifying the distribution method; and

        (3)     any state required form(s).

The beneficiary may elect to receive the death benefit:

        (1)     in a lump sum;

        (2)     as an annuity; or

        (3)     in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

For any type of contract issued on or after the later of September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications:

If the annuitant dies prior to his or her 86th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greatest of:

        (1)     the contract value;

        (2) the sum of all purchase payments, less an adjustment for amounts surrendered; or


        (3) the highest contract value as of the most recent five year contract anniversary, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.


The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrenders.

If the annuitant dies on or after his or her 86th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value.

For any type of contract issued on or after the later of May 1, 1998 or a date on which state insurance authorities approve applicable modifications and prior to September 1, 1999 or a date on which state insurance authorities approve applicable contract modifications:

If the annuitant dies on or prior to his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greatest of:

        (1)     the contract value;

        (2) the sum of all purchase payments, less an adjustment for amounts surrendered; or


        (3) the highest contract value as of the most recent five year contract anniversary, less an adjustment for amounts surrendered since that most recent five year contract anniversary.


The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies after his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value.

For any type of contract issued prior to May 1, 1998 or a date on which state insurance authorities approve applicable contract modifications:

If the annuitant dies prior to his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greatest of:

        (1)     the contract value;

        (2)     the sum of all purchase payments, less any amounts surrendered;
                or


        (3) the highest contract value as of the most recent five year contract anniversary, less any amounts surrendered since that most recent five year contract anniversary.


If the annuitant dies after his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value.

REQUIRED DISTRIBUTIONS


Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.


REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS


Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:


        (1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

        (2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

                (a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

                (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

        (a) the death of the annuitant will be treated as the death of a contract owner;

        (b) any change of annuitant will be treated as the death of a contract owner; and

        (c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS OR TAX SHELTERED ANNUITIES


Distributions from Qualified Contracts or Tax Sheltered Annuities will be made according to the Minimum Distribution and the Minimum Distribution Incidental Benefit provisions ("MDIB") of Section 401(a) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:


        (a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

        (b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in (a) or (b), the payments will begin on the required beginning date. The required beginning date is the later of:

        (a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

        (b)     the annuitant's retirement date.

Provision (b) does not apply to any employee who is a 5% owner (as defined in Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distributions commencing on the required distribution date must satisfy MDIB provisions set forth in the Internal Revenue Code. Those provisions require that distribution cannot be less than the amount determined by dividing the annuitant's interest in the tax sheltered annuity by the end of the previous calendar year by:

        (a)     the annuitant's life expectancy; or if applicable,

        (b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Qualified Contract or Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

        (a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

        (b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.


REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES AND SEP IRAS



Distributions from an Individual Retirement Annuity or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:


        (a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

        (b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.


If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity or SEP IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:


        (a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:


                (1) treat the contract as an Individual Retirement Annuity or SEP IRA established for his or her benefit; or


                (2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

        (b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.


Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Individual Retirement Account of the contract owner.


If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.


A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuities or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities or SEP IRAs.


If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

        (a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

                (1) treat the contract as a Roth IRA established for his or her benefit; or

                (2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

        (b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").


NEW MINIMUM REQUIRED DISTRIBUTION RULES



In January 2001, the Department of the Treasury promulgated new Minimum Required Distribution rules, which are to be applicable to Qualified Plans, Tax Sheltered Annuities, and IRAs. These rules are proposed to be effective for 2002 and subsequent years.



The new Minimum Required Distribution rules have substantially simplified the calculation of the required distributions. Under the proposed regulations:



        (a) a uniform table is used to determine the contract owner/participant's life expectancy and uses the joint life expectancy of the contract owner/participant and a person 10 years younger recalculated annually; and



        (b) if the contract owner/participant's spouse is the sole designated beneficiary and is more than 10 years younger than the contract owner/beneficiary, then their joint life expectancy, recalculated annually, may be used instead.



These life expectancies will generally be longer than the life expectancies that are available under the previous proposed regulations, thereby permitting the distribution to be spread out over a longer period of time.



In addition, the designated beneficiary's identity does not have to be determined until December 31 of the year following the contract owner/participant's death. Under the previous proposed regulations, the designated beneficiary had to be determined not later than the required beginning date (generally, when the contract owner/participant attained age 70 1/2).


FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

-       the type of contract purchased;

-       the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:


-       Individual Retirement Annuities;


-       SEP IRAs;

-       Roth IRAs;

-       Tax Sheltered Annuities; and

-       "Non-Qualified Annuities."

IRAs and SEP IRAs


Distributions from IRAs and SEP IRAs are generally taxed when received. If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.



If distributions of income from an Individual Retirement Annuity are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable. The 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:


-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non taxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

-    it is made on or after the date on which the contract owner attains age
     59 1/2;

- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

-    it is attributable to the contract owner's disability; or

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.


A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.


Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.


Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    used for qualified higher education expenses;

- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

- made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:


-    the result of a contract owner's death;

- the result of a contract owner's disability, (as defined in the Internal Revenue Code);

- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

-    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

- acquired by the estate of a decedent by reason of the death of the decedent;

- issued in connection with certain qualified retirement plans and individual retirement plans; or

- purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

-    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

- the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.


In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:



- if the payee does not provide Nationwide with a taxpayer identification number; or



- if Nationwide receives notice from the Internal Revenue Services that the taxpayer identification number furnished by the payee is incorrect.



If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. Mandatory back-up withholding rates are 31% of income that is distributed.


NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     (1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     (2) provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     (1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     (2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

     - a transfer of the contract from one contract owner to another; or

     - a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     (a) an individual who is two or more generations younger than the contract owner; or

     (b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

     - the failure to diversify was accidental;

     - the failure is corrected; and

     - a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES


The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.


STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

     - statements showing the contract's quarterly activity;


     - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;


     - semi-annual reports as of June 30 containing financial statements for the variable account; and

     - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.


ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

A "yield" and "effective yield" may be advertised for the NSAT Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

     - precious metals;

     - real estate;

     - stocks and bonds;

     - closed-end funds;

     - bank money market deposit accounts and passbook savings;

     - CDs; and

     - the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

     - S&P 500;

     - Shearson/Lehman Intermediate Government/Corporate Bond Index;

     - Shearson/Lehman Long-Term Government/Corporate Bond Index;

     - Donoghue Money Fund Average;

     - U.S. Treasury Note Index;

     - Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and

     - Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

     - Lipper Analytical Services, Inc.;

     - CDA/Wiesenberger;

     - Morningstar;

     - Donoghue's;

     - magazines such as:

       - Money;

       - Forbes;

       - Kiplinger's Personal Finance Magazine;

       - Financial World;

       - Consumer Reports;

       - Business Week;

       - Time;

       - Newsweek;

       - National Underwriter; and

       - News and World Report;

     - LIMRA;

     - Value;

     - Best's Agent Guide;

     - Western Annuity Guide;

     - Comparative Annuity Reports;

     - Wall Street Journal;

     - Barron's;

     - Investor's Daily;

     - Standard & Poor's Outlook; and

     - Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return", calculated in a manner prescribed by the SEC, and non-standardized "total return".

Standardized average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). Any calculation will reflect the standard 7 year CDSC schedule and the deduction of all charges that could be made to the contracts, except for premium taxes, which may be imposed by certain states.


Non-standardized return, calculated similar to standardized average annual total return, shows the percentage rate of return of a hypothetical initial investment of $10,000 and does not reflect CDSC for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $10,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which is used in calculating the standardized average annual total return.


If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.


The standardized average annual total return and non-standardized total return quotations are calculated using underlying mutual fund expense data for the period ended December 31, 2000. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

SUB-ACCOUNT PERFORMANCE SUMMARY
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


---------------------------------------------------------------------------------------------
                                                             10 years or Date    Date Fund
                                                            Fund Available in     Added to
                                  1 Year to    5 Years to  Variable Account to    Variable
      Sub-Account Options         12/31/2000   12/31/2000       12/31/2000        Account
---------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income          0.72%       11.69%           14.37%           08/01/94
Portfolio
---------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio   -25.04%        8.62%            7.30%           08/01/94
---------------------------------------------------------------------------------------------
NSAT Money Market Fund             -1.64%        3.47%            3.72%           08/01/94
---------------------------------------------------------------------------------------------
NSAT Total Return Fund             -9.45%       12.46%           13.51%           08/01/94
---------------------------------------------------------------------------------------------
One Group Investment Trust         -5.96%       10.68%           11.02%           08/01/94
Balanced Portfolio (formerly,
Asset Allocation Fund)
---------------------------------------------------------------------------------------------
One Group Investment Trust Bond     4.45%          N/A            3.57%           09/01/99
Portfolio
---------------------------------------------------------------------------------------------
One Group Investment Trust        -11.50%          N/A           -4.92%           09/01/99
Diversified Equity Portfolio
---------------------------------------------------------------------------------------------
One Group Investment Trust         11.60%          N/A           16.23%           09/01/99
Diversified Mid Cap Portfolio
---------------------------------------------------------------------------------------------
One Group Investment Trust        -16.21%          N/A            4.52%           05/01/98
Equity Index Portfolio
---------------------------------------------------------------------------------------------
One Group Investment Trust          4.25%        4.13%            5.42%           08/01/94
Government Bond Portfolio
---------------------------------------------------------------------------------------------
One Group Investment Trust        -28.58%       14.89%           15.12%           08/01/94
Large Cap Growth Portfolio
(formerly, Large Company Growth
Fund)
---------------------------------------------------------------------------------------------
One Group Investment Trust Mid     -1.88%       20.72%           18.95%           08/01/94
Cap Growth Portfolio (formerly,
Growth Opportunities Fund)
---------------------------------------------------------------------------------------------
One Group Investment Trust Mid     19.96%          N/A           16.11%           09/01/99
Cap Value Portfolio
---------------------------------------------------------------------------------------------


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


---------------------------------------------------------------------------------------------
                                                               10 years to
                                  1 Year to    5 Years to   12/31/2000 or the    Date Fund
      Sub-Account Options         12/31/2000   12/31/2000    Life of the Fund    Effective
---------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income          7.02%       12.03%           15.83%           10/09/86
Portfolio
---------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio   -20.16%        9.00%            7.86%           01/28/87
---------------------------------------------------------------------------------------------
NSAT Money Market Fund              4.66%        3.94%            3.44%           11/10/81
---------------------------------------------------------------------------------------------
NSAT Total Return Fund             -3.39%       12.79%           14.00%           11/08/82
---------------------------------------------------------------------------------------------
One Group Investment Trust          0.34%       11.04%           11.18%           08/01/94
Balanced Portfolio (formerly,
Asset Allocation Fund)
---------------------------------------------------------------------------------------------
One Group Investment Trust Bond    10.75%          N/A            6.03%           05/01/97
Portfolio
---------------------------------------------------------------------------------------------
One Group Investment Trust         -5.60%       10.75%           12.22%           03/30/95
Diversified Equity Portfolio
---------------------------------------------------------------------------------------------
One Group Investment Trust         17.90%       15.39%           15.08%           03/30/95
Diversified Mid Cap Portfolio
---------------------------------------------------------------------------------------------
One Group Investment Trust        -10.65%          N/A            6.07%           05/01/98
Equity Index Portfolio
---------------------------------------------------------------------------------------------
One Group Investment Trust         10.55%        4.59%            5.63%           08/01/94
Government Bond Portfolio
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                               10 years to
                                  1 Year to    5 Years to   12/31/2000 or the    Date Fund
      Sub-Account Options         12/31/2000   12/31/2000    Life of the Fund    Effective
---------------------------------------------------------------------------------------------
One Group Investment Trust        -23.95%       15.20%           15.25%           08/01/94
Large Cap Growth Portfolio
(formerly, Large Company Growth
Fund)
---------------------------------------------------------------------------------------------
One Group Investment Trust Mid      4.42%       20.97%           19.06%           08/01/94
Cap Growth Portfolio (formerly,
Growth Opportunities Fund)
---------------------------------------------------------------------------------------------
One Group Investment Trust Mid     26.26%          N/A            8.61%           05/01/97
Cap Value Portfolio
---------------------------------------------------------------------------------------------

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                                      PAGE

General Information and History...........................................................1
Services..................................................................................1
Purchase of Securities Being Offered......................................................2
Underwriters..............................................................................2
Calculations of Performance...............................................................2
Annuity Payments..........................................................................3
Financial Statements......................................................................4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS


The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     NSAT MONEY MARKET FUND

     Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and maintenance of liquidity.


     NSAT TOTAL RETURN FUND

     Investment Objective: To obtain a reasonable long-term total return on invested capital.


ONE GROUP(R) INVESTMENT TRUST
One Group Investment Trust is a diversified, open-end management investment company organized under the laws of Massachusetts by a Declaration of Trust, dated June 7, 1993. One Group Investment Trust offers shares in the separate mutual funds (the "Funds") shown below, each with its own investment objective. The shares of the Funds are sold to Nationwide Life and Annuity Insurance Company to fund the benefits of The One Investor Annuity and certain other separate accounts funding variable annuity contracts and variable life policies issued by other life insurance companies. In the future, the Funds may also be sold to qualified pension and retirement plans for the benefit of plan participants. Bank One Investment Advisors Corporation, an indirect wholly-owned subsidiary of Bank One Corporation, serves as investment advisor to One Group Investment Trust.

     ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO (FORMERLY, ASSET ALLOCATION
     FUND)
     Investment Objective: The Portfolio seeks to provide total return while preserving capital.

     ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
     Investment Objective: The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.

     ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
     Investment Objective: The Portfolio seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income.

     ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
     Investment Objective: The Portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

     ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
     Investment Objective: The Portfolio seeks a high level of current income with liquidity and safety of principal.

     ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
     Investment Objective: The Portfolio seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500")*.

     *"S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with One Group Investment Trust.

     ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORTFOLIO (FORMERLY, GROWTH OPPORTUNITIES FUND)
     Investment Objective: The Portfolio seeks growth of capital and secondarily, current income, by investing primarily in equity securities.

     ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO (FORMERLY, LARGE COMPANY GROWTH FUND)
     Investment Objective: The Portfolio seeks long-term capital appreciation and growth of income by investing primarily in equity securities.

     ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO
     Investment Objective: The Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

THE FIDELITY VIP FUNDS ARE NOT AVAILABLE TO NEW CONTRACTS ISSUED ON OR AFTER SEPTEMBER 1, 1999.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("VIP")
The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the manager for the VIP Fund and its portfolios.

VIP EQUITY-INCOME PORTFOLIO
Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

VIP OVERSEAS PORTFOLIO
Investment Objective: Long term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

APPENDIX B: CONDENSED FINANCIAL INFORMATION
Accumulation unit values for an accumulation unit outstanding throughout the period.


---------------------------------------------------------------------------------------------------
                              ACCUMULATION
                               UNIT VALUE   ACCUMULATION      PERCENT        NUMBER OF
                                   AT        UNIT VALUE      CHANGE IN     ACCUMULATION
         UNDERLYING            BEGINNING       AT END       ACCUMULATION   UNITS AT END
        MUTUAL FUND            OF PERIOD      OF PERIOD      UNIT VALUE    OF THE PERIOD    YEAR
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income    22.280043     23.843779            7.02%      5,350,442       2000
Portfolio - Q/NQ              ---------------------------------------------------------------------
                              21.229680     22.280043            4.95%      5,945,562       1999
                              ---------------------------------------------------------------------
                              19.268781     21.229680           10.18%      5,625,777       1998
                              ---------------------------------------------------------------------
                              15.239003     19.268781           26.44%      4,493,557       1997
                              ---------------------------------------------------------------------
                              13.510928     15.239003           12.79%      2,595,996       1996
                              ---------------------------------------------------------------------
                              10.132457     13.510928           33.34%        850,015       1995
                              ---------------------------------------------------------------------
                              10.000000     10.132457            1.32%        127,843       1994
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Fidelity VIP Overseas         19.911517     15.898290          -20.16%      1,416,870       2000
Portfolio - Q/NQ              ---------------------------------------------------------------------
                              14.144224     19.911517           40.77%      1,418,346       1999
                              ---------------------------------------------------------------------
                              12.709885     14.144224           11.29%      1,344,297       1998
                              ---------------------------------------------------------------------
                              11.543398     12.709885           10.11%      1,187,469       1997
                              ---------------------------------------------------------------------
                              10.330773     11.543398           11.74%        664,232       1996
                              ---------------------------------------------------------------------
                               9.542958     10.330773            8.26%        268,518       1995
                              ---------------------------------------------------------------------
                              10.000000      9.542958           -4.57%        103,938       1994
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
NSAT Money Market Fund* -     12.249399     12.819682            4.66%      1,409,975       2000
Q/NQ                          ---------------------------------------------------------------------
                              11.836880     12.249399            3.49%      1,590,430       1999
                              ---------------------------------------------------------------------
                              11.392164     11.836880            3.90%        822,056       1998
                              ---------------------------------------------------------------------
                              10.965501     11.392164            8.82%        772,447       1997
                              ---------------------------------------------------------------------
                              10.569801     10.965501            3.74%        473,381       1996
                              ---------------------------------------------------------------------
                              10.135415     10.569801            4.29%        220,563       1995
                              ---------------------------------------------------------------------
                              10.000000     10.135415            1.35%         47,584       1994
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------


*The 7-day yield on the NSAT Money Market Fund as of December 31, 2000 was
4.81%.

---------------------------------------------------------------------------------------------------
                              ACCUMULATION
                               UNIT VALUE   ACCUMULATION      PERCENT        NUMBER OF
                                   AT        UNIT VALUE      CHANGE IN     ACCUMULATION
         UNDERLYING            BEGINNING       AT END       ACCUMULATION   UNITS AT END
        MUTUAL FUND            OF PERIOD      OF PERIOD      UNIT VALUE    OF THE PERIOD    YEAR
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
NSAT Total Return Fund -      23.518255     22.721959           -3.39%      3,689,323       2000
Q/NQ                          ---------------------------------------------------------------------
                              22.281011     23.518255            5.55%      3,934,051       1999
                              ---------------------------------------------------------------------
                              19.118736     22.281011           16.54%      3,589,203       1998
                              ---------------------------------------------------------------------
                              14.965912     19.118736           27.75%      2,746,188       1997
                              ---------------------------------------------------------------------
                              12.445719     14.965912           20.25%      1,434,934       1996
                              ---------------------------------------------------------------------
                               9.767528     12.445719           27.42%        505,440       1995
                              ---------------------------------------------------------------------
                              10.000000      9.767528           -2.32%         89,149       1994
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
One Group Investment          19.675211     19.741918            0.34%     10,316,643       2000
                              ---------------------------------------------------------------------
Trust Balanced Portfolio -    18.423578     19.675211            6.79%      9,319,175       1999
Q/NQ                          ---------------------------------------------------------------------
(formerly, Asset Allocation   15.674014     18.423578           17.54%      5,490,245       1998
Fund)                         ---------------------------------------------------------------------
                              12.921017     15.674014           21.31%      2,502,183       1997
                              ---------------------------------------------------------------------
                              11.697239     12.921017           10.46%      1,006,088       1996
                              ---------------------------------------------------------------------
                               9.819156     11.697239           19.13%        328,525       1995
                              ---------------------------------------------------------------------
                              10.000000      9.819156           -1.81%         71,505       1994
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
One Group Investment Trust    10.028902     11.106864           10.75%      3,393,492       2000
                              ---------------------------------------------------------------------
Bond Portfolio - Q/NQ         10.000000     10.028902            0.29%              0       1999(1)
---------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
One Group Investment Trust    10.572360      9.980762           -5.60%      4,257,854       2000
                              ---------------------------------------------------------------------
Diversified Equity            10.000000     10.572360            5.72%        634,909       1999(1)
Portfolio - Q/NQ              ---------------------------------------------------------------------

---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
One Group Investment Trust    10.890908     12.840593           17.90%      1,704,013       2000
                              ---------------------------------------------------------------------
Diversified Mid Cap           10.000000     10.890908            8.91%        256,836       1999
Portfolio - Q/NQ              ---------------------------------------------------------------------

---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
One Group Investment Trust    13.095858     11.701041          -10.65%      7,735,534       2000
                              ---------------------------------------------------------------------
Equity Index Portfolio -      10.955610     13.095858           19.54%      4,127,917       1999
Q/NQ                          ---------------------------------------------------------------------
                              10.000000     10.955610            9.56%        998,546       1998(2)
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------



(1) The unit value information shown reflects the period from September 1, 1999 to December 31, 1999.


(2) The unit value information shown reflects the period from May 1, 1998 to December 31, 1998.

---------------------------------------------------------------------------------------------------
                              ACCUMULATION
                               UNIT VALUE   ACCUMULATION      PERCENT        NUMBER OF
                                   AT        UNIT VALUE      CHANGE IN     ACCUMULATION
         UNDERLYING            BEGINNING       AT END       ACCUMULATION   UNITS AT END
        MUTUAL FUND            OF PERIOD      OF PERIOD      UNIT VALUE    OF THE PERIOD    YEAR
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
One Group Investment          12.856498      14.213181          10.55%      6,585,647       2000
                              ---------------------------------------------------------------------
Trust Government Bond         13.199019      12.856498          -2.60%      4,913,504       1999
                              ---------------------------------------------------------------------
Portfolio - Q/NQ              12.460216      13.199019           5.93%      2,670,734       1998
                              ---------------------------------------------------------------------
                              11.511652      12.460216           8.24%      1,274,004       1997
                              ---------------------------------------------------------------------
                              11.358330      11.511652           1.35%        756,783       1996
                              ---------------------------------------------------------------------
                               9.861504      11.358330          15.18%        291,664       1995
                              ---------------------------------------------------------------------
                              10.000000       9.861504          -1.38%         24,678       1994
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
One Group Investment          32.691561      24.860865         -23.95%     11,461,570       2000
                              ---------------------------------------------------------------------
Trust Large Cap Growth        25.623274      32.691561          27.59%     10,080,320       1999
Portfolio                     ---------------------------------------------------------------------
- Q/NQ (formerly, Large       18.376907      25.623274          39.43%      7,573,274       1998
Company                       ---------------------------------------------------------------------
Growth Fund)                  14.112701      18.376907          30.22%      5,120,453       1997
                              ---------------------------------------------------------------------
                              12.255940      14.112701          15.15%      2,730,077       1996
                              ---------------------------------------------------------------------
                              10.003154      12.255940          22.52%      1,021,324       1995
                              ---------------------------------------------------------------------
                              10.000000      10.003154           0.03%        119,978       1994
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
One Group Investment          29.321738      30.617485           4.42%      6,308,189       2000
                              ---------------------------------------------------------------------
Trust Mid Cap Growth          23.685874      29.321738          23.79%      4,765,508       1999
                              ---------------------------------------------------------------------
Portfolio -                   17.286833      23.685874          37.02%      3,936,581       1998
Q/NQ (formerly, Growth        ---------------------------------------------------------------------
                              13.492662      17.286833          28.12%      2,937,108       1997
Opportunities Fund)           ---------------------------------------------------------------------
                              11.819338      13.492662          14.16%      1,652,824       1996
                              ---------------------------------------------------------------------
                               9.652463      11.819338          22.45%        568,390       1995
                              ---------------------------------------------------------------------
                              10.000000       9.652463          -3.48%         94,894       1994
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
One Group Investment Trust    10.156152      12.823112          26.26%      2,554,744       2000
                              ---------------------------------------------------------------------
Mid Cap Value Portfolio -     10.000000      10.156152           1.56%        397,678       1999(1)
Q/NQ
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------



(1) The unit value information shown reflects the period from September 1, 1999 to December 31, 1999.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2001

                       DEFERRED VARIABLE ANNUITY CONTRACTS
             ISSUED BY NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                  THROUGH ITS NATIONWIDE VA SEPARATE ACCOUNT- C


This Statement of Additional Information is not a prospectus. It contains information in addition to and in some respects more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2001. The prospectus may be obtained from Nationwide Life and Annuity Insurance Company by writing P.O. Box 182008, Columbus, Ohio 43218-2008, or calling 1-800-860-3946, TDD 1-800-238-3035.



TABLE OF CONTENTS
                                                                                        PAGE
General Information and History...........................................................1
Services..................................................................................1
Purchase of Securities Being Offered......................................................2
Underwriters..............................................................................2
Calculations of Performance...............................................................2
Annuity Payments..........................................................................3
Financial Statements......................................................................4

GENERAL INFORMATION AND HISTORY


The Nationwide VA Separate Account-C is a separate investment account of Nationwide Life and Annuity Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies and all of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $111 billion as of December 31, 2000.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each such contract owner and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.


The audited financial statements of Nationwide Life and Annuity Insurance Company and the Nationwide VA Separate Account - C have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The offices of KPMG are located at Two Nationwide Plaza, Columbus, Ohio 43215.

PURCHASE OF SECURITIES BEING OFFERED

The contracts are sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

The contract owner may transfer up to 100% of the contract value from the variable account to the fixed account, without penalty or adjustment. However, Nationwide, at its sole discretion, reserves the right to limit such transfers to 25% of the contract value for any 12 month period. Contract owners may at the maturity of an Interest Rate Guarantee Period transfer a portion of the contract value of the fixed account to the variable account. Such portion will be determined by Nationwide at its sole discretion (but will not be less than 10% of the total value of the portion of the fixed account that is maturing), and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter after the 12 month period. Transfers under this provision must be made within 45 days after the termination date of the guarantee period. Contract owners who have entered into a dollar cost averaging agreement with Nationwide may transfer from the fixed account under the terms of that agreement.

Transfers from the fixed account may not be made within 12 months of any prior Transfer. Transfers must also be made prior to the annuitization date.

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, Nationwide's affiliate and wholly owned subsidiary of Nationwide Life Insurance Company. During the fiscal years ending December 31, 2000, 1999, and 1998, no underwriting commissions were paid by Nationwide to NISC.


CALCULATIONS OF PERFORMANCE


Any current yield quotations of the NSAT Money Market Fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 2000, the NSAT Money Market Fund's seven-day current unit value yield was 4.81%. The NSAT Money Market Fund's seven-day effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Fund. At December 31, 2000, the seven-day effective yield for the NSAT Money Market Fund was 4.93%.


The NSAT Money Market Fund yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the underlying mutual fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the underlying mutual fund's expenses. Although the NSAT Money Market Fund determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described in "Investment Manager and Other Services" in the NSAT Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the NSAT Money Market Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different basis or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-account's units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.

Standardized average annual total return reflects the deduction of a 1.30% Mortality and Expense Risk Charge and Administration Charge. The redeemable value also reflects the effect of any CDSC that may be imposed at the end of the period (see "Contingent Deferred Sales Charge" located in the prospectus). No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $10,000 and does not reflect the deduction of any applicable CDSC. Reflecting the CDSC would decrease the level of the performance advertised. The CDSC is not reflected because the contract is designed for long-term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

If the underlying mutual fund has been available in the variable account for less than a year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized return is not annualized.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. The nonstandardized average annual total return will be based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VA Separate Account-C:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-C (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 16, 2001


--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-C

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2000



ASSETS:
   Investments at fair value:
      Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
         5,006,836 shares (cost $112,671,587) .........................   $  127,774,445
      Fidelity VIP - Overseas Portfolio: Initial Class (FidVIPOv)
         1,134,156 shares (cost $23,155,962) ..........................       22,671,769
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         18,074,988 shares (cost $18,074,988) .........................       18,074,988
      Nationwide SAT - Total Return Fund (NSATTotRe)
         7,217,213 shares (cost $106,087,853) .........................       84,008,360
      One Group - Balanced Portfolio - Class A (OGBal)
         13,156,052 shares (cost $192,688,023) ........................      203,655,679
      One Group - Bond Portfolio - Class A (OGBond)
         3,569,107 shares (cost $36,324,537) ..........................       37,689,768
      One Group - Diversified Equity Portfolio - Class A (OGDivEq)
         2,538,452 shares (cost $44,862,484) ..........................       42,493,682
      One Group - Diversified Mid Cap Portfolio - Class A (OGDivMidCap)
         1,226,822 shares (cost $20,420,201) ..........................       21,874,231
      One Group - Equity Index Portfolio - Class A (OGEqIx)
         7,940,200 shares (cost $94,816,258) ..........................       90,677,082
      One Group - Government Bond Portfolio - Class A (OGGvtBd)
         8,914,311 shares (cost $92,236,772) ..........................       93,600,262
      One Group - Large Cap Growth Portfolio - Class A (OGLgCapGr)
         14,196,524 shares (cost $289,472,916) ........................      284,924,231
      One Group - Mid Cap Growth Portfolio - Class A (OGMidCapGr)
         9,096,614 shares (cost $160,108,632) .........................      193,121,124
      One Group - Mid Cap Value Portfolio - Class A (OGMidCapV)
         2,489,300 shares (cost $27,449,061) ..........................       32,759,190
                                                                          --------------
            Total investments .........................................    1,253,324,811
   Accounts receivable ................................................          115,855
                                                                          --------------
            Total assets ..............................................    1,253,440,666
Accounts payable ......................................................             --
                                                                          --------------
Contract owners' equity (note 4) ......................................   $1,253,440,666
                                                                          ==============



See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

                                                     Total       FidVIPEI      FidVIPOv      NSATMyMkt     NSATTotRe      OGBal
                                                 ------------  ------------  ------------  ------------   -----------  ------------
Investment Activity:
  Reinvested dividends...................        $ 17,221,906     2,149,250       392,497       930,488       566,341     5,753,910
  Mortality and expense risk charges
    (note 2).............................         (15,729,303)   (1,620,639)     (350,443)     (207,656)   (1,168,992)   (2,596,925)
                                                 ------------  ------------  ------------  ------------   -----------  ------------
    Net investment income................           1,492,603       528,611        42,054       722,832      (602,651)    3,156,985
                                                 ------------  ------------  ------------  ------------   -----------  ------------

  Proceeds from mutual funds shares sold.          54,643,782    16,527,830     2,837,091    12,812,181     9,299,566     4,910,645
  Cost of mutual fund shares sold........         (42,694,350)  (13,272,225)   (2,178,913)  (12,812,181)   (5,960,228)   (3,437,330)
                                                 ------------  ------------  ------------  ------------   -----------  ------------
    Realized gain (loss) on investments..          11,949,432     3,255,605       658,178             -     3,339,338     1,473,315
  Change in unrealized gain (loss)
    on investments.......................        (147,383,880)   (3,898,603)   (9,069,614)            -   (36,856,161)   (4,130,699)
                                                 ------------  ------------  ------------  ------------   -----------  ------------
    Net gain (loss) on investments.......        (135,434,448)     (642,998)   (8,411,436)            -   (33,516,823)   (2,657,384)
                                                 ------------  ------------  ------------  ------------   -----------  ------------
  Reinvested capital gains...............          54,488,768     8,265,251     2,471,671             -    31,159,150       136,329
                                                 ------------  ------------  ------------  ------------   -----------  ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations..         $(79,453,077)    8,150,864    (5,897,711)      722,832    (2,960,324)      635,930
                                                 ============  ============  ============  ============   ===========  ============



                                                      OGBond          OGDivEq
                                                 --------------  --------------
Investment Activity:
  Reinvested dividends...................        $    1,490,450         114,582
  Mortality and expense risk charges
    (note 2).............................              (266,054)       (321,976)
                                                 --------------  --------------
    Net investment income................             1,224,396        (207,394)
                                                 --------------  --------------

  Proceeds from mutual funds shares sold.                98,605          44,101
  Cost of mutual fund shares sold........               (97,067)        (47,346)
                                                 --------------  --------------
    Realized gain (loss) on investments..                 1,538          (3,245)
  Change in unrealized gain (loss)
    on investments.......................             1,468,219      (2,158,773)
                                                 --------------  --------------
    Net gain (loss) on investments.......             1,469,757      (2,162,018)
                                                 --------------  --------------
  Reinvested capital gains...............                     -               -
                                                 --------------  --------------
     Net increase (decrease) in contract owners'
      equity resulting from operations..         $    2,694,153      (2,369,412)
                                                 ==============  ==============


                                                  OGDivMidCap     OGEqix        OGGvtBd      OGLgCapGr    OGMidCapGr    OGMidCapV
                                                 ------------  ------------  ------------  ------------   -----------  ------------
Investment Activity:
  Reinvested dividends...................        $     48,429       817,273     4,762,317             -             -       196,369
  Mortality and expense risk charges
    (note 2).............................            (154,431)   (1,005,657)     (986,153)   (4,432,111)   (2,402,223)     (216,043)
                                                 ------------  ------------  ------------  ------------   -----------  ------------
    Net investment income................            (106,002)     (188,384)    3,776,164    (4,432,111)   (2,402,223)      (19,674)
                                                 ------------  ------------  ------------  ------------   -----------  ------------

  Proceeds from mutual funds shares sold.              68,722        17,381     1,939,049     5,205,326       814,909        68,376
  Cost of mutual fund shares sold........             (60,759)      (14,517)   (1,945,345)   (2,396,980)     (413,850)      (57,609)
                                                 ------------  ------------  ------------  ------------   -----------  ------------
    Realized gain (loss) on investments..               7,963         2,864        (6,296)    2,808,346       401,059        10,767
  Change in unrealized gain (loss)
    on investments.......................           1,422,813   (10,215,891)    4,300,022   (93,530,216)      150,683     5,134,340
                                                 ------------  ------------  ------------  ------------   -----------  ------------
    Net gain (loss) on investments.......           1,430,776   (10,213,027)    4,293,726   (90,721,870)      551,742     5,145,107
                                                 ------------  ------------  ------------  ------------   -----------  ------------
  Reinvested capital gains...............             259,972     1,054,653             -     6,914,049     4,225,947         1,746
                                                 ------------  ------------  ------------  ------------   -----------  ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations..        $  1,584,746    (9,346,758)    8,069,890   (88,239,932)    2,375,466     5,127,179
                                                 ============  ============  ============  ============   ===========  ============

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                              Total                         FidVIPEI
                                                -----------------------------   ------------------------------
                                                       2000            1999            2000            1999
                                                --------------  --------------  --------------  --------------

Investment activity:
  Net investment income..................       $    1,492,603          26,359         528,611          74,484
  Realized gain (loss) on investments....           11,949,432      12,213,943       3,255,605       1,810,661
  Change in unrealized gain (loss)
    on investments.......................         (147,383,880)     57,565,857      (3,898,603)        (81,380)
  Reinvested capital gains...............           54,488,768      58,350,947       8,265,251       3,974,261
                                                --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................          (79,453,077)    128,157,106       8,150,864       5,778,026
                                                --------------  --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................          358,966,692     325,941,152       4,558,310      21,301,189
  Transfers between funds................                    -               -      (7,227,141)     (5,090,540)
  Redemptions............................          (85,315,577)    (73,109,289)     (9,996,405)     (8,727,106)
  Annuity benefits ......................              (59,245)           (412)        (14,662)            (77)
  Annual contract maintenance charges
    (note 2).............................                  (30)              -               -               -
  Contingent deferred sales charges
    (note 2).............................           (2,071,743)     (1,499,781)       (201,881)       (222,077)
  Adjustments to maintain reserves.......              (40,162)        (76,910)         47,569          (7,606)
                                                --------------  --------------  --------------  --------------
      Net equity transactions............          271,479,935     251,254,760     (12,834,210)      7,253,783
                                                --------------  --------------  --------------  --------------

Net change in contract owners' equity....          192,026,858     379,411,866      (4,683,346)     13,031,809
Contract owners' equity beginning
  of period..............................        1,061,413,808     682,001,942     132,467,377     119,435,568
                                                --------------  --------------  --------------  --------------
Contract owners' equity end of period....       $1,253,440,666   1,061,413,808     127,784,031     132,467,377
                                                ==============  ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................           47,911,959      32,023,816       5,945,562       5,625,877
                                                --------------  --------------  --------------  --------------
  Units purchased........................           26,940,529      21,155,941         373,513       1,105,341
  Units redeemed.........................           (8,668,190)     (5,267,798)       (968,633)       (785,656)
                                                --------------  --------------  --------------  --------------
  Ending units...........................           66,184,298      47,911,959       5,350,442       5,945,562
                                                ==============  ==============  ==============  ==============



                                                           FidVIPOv                         NSATMyMkt
                                                ------------------------------  ------------------------------
                                                      2000            1999             2000            1999
                                                -------------   --------------  --------------  --------------

Investment activity:
  Net investment income..................              42,054            9,336         722,832         429,969
  Realized gain (loss) on investments....             658,178          507,821               -               -
  Change in unrealized gain (loss)
    on investments.......................          (9,069,614)       7,135,457               -               -
  Reinvested capital gains...............           2,471,671          472,977               -               -
                                                -------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................          (5,897,711)       8,125,591         722,832         429,969
                                                -------------   --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................           1,022,338        3,115,936       3,352,602       4,405,895
  Transfers between funds................           1,404,007         (526,998)     (2,151,088)      6,813,845
  Redemptions............................          (2,042,718)      (1,441,989)     (3,277,957)     (1,853,162)
  Annuity benefits ......................             (15,038)               -               -               -
  Annual contract maintenance charges
    (note 2).............................                  (7)               -               -               -
  Contingent deferred sales charges
    (note 2).............................             (40,680)         (45,800)        (53,218)        (46,359)
  Adjustments to maintain reserves.......              15,909              643             448           1,045
                                                -------------   --------------  --------------  --------------
      Net equity transactions............             343,811        1,101,792      (2,129,213)      9,321,264
                                                -------------   --------------  --------------  --------------

Net change in contract owners' equity....          (5,553,900)       9,227,383      (1,406,381)      9,751,233
Contract owners' equity beginning
  of period..............................          28,241,421       19,014,038      19,481,812       9,730,579
                                                -------------   --------------  --------------  --------------
Contract owners' equity end of period....          22,687,521       28,241,421      18,075,431      19,481,812
                                                =============   ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................           1,418,346        1,344,297       1,590,431         822,056
                                                -------------   --------------  --------------  --------------
  Units purchased........................             203,076          296,295       1,217,107       1,577,542
  Units redeemed.........................            (204,553)        (222,246)     (1,397,562)       (809,167)
                                                -------------   --------------  --------------  --------------
  Ending units...........................           1,416,869        1,418,346       1,409,976       1,590,431
                                                =============   ==============  ==============  ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                              NSATTotRe                         OGBal
                                                ------------------------------  ------------------------------
                                                        2000            1999            2000            1999
                                                --------------  --------------  --------------  --------------

Investment activity:
  Net investment income..................       $     (602,651)       (586,233)      3,156,985       1,851,160
  Realized gain (loss) on investments....            3,339,338       1,015,058       1,473,315         900,548
  Change in unrealized gain (loss)
    on investments.......................          (36,856,161)        724,945      (4,130,699)      3,744,156
  Reinvested capital gains...............           31,159,150       3,434,465         136,329       3,323,855
                                                --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................           (2,960,324)      4,588,235         635,930       9,819,719
                                                --------------  --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................            4,937,557      15,713,024      35,299,932      80,424,824
  Transfers between funds................           (3,145,812)     (2,485,105)     (1,300,001)        134,373
  Redemptions............................           (7,174,234)     (5,125,298)    (13,977,973)     (9,809,835)
  Annuity benefits ......................              (14,730)            (87)              -             (80)
  Annual contract maintenance charges
    (note 2).............................                   (5)              -               -               -
  Contingent deferred sales charges
    (note 2).............................             (155,697)       (130,968)       (358,181)       (240,180)
  Adjustments to maintain reserves.......                8,675          (8,858)         13,879         (24,183)
                                                --------------  --------------  --------------  --------------
      Net equity transactions............           (5,544,246)      7,962,708      19,677,656      70,484,919
                                                --------------  --------------  --------------  --------------

Net change in contract owners' equity....           (8,504,570)     12,550,943      20,313,586      80,304,638
Contract owners' equity beginning
  of period..............................           92,522,015      79,971,072     183,356,734     103,052,096
                                                --------------  --------------  --------------  --------------
Contract owners' equity end of period....       $   84,017,445      92,522,015     203,670,320     183,356,734
                                                ==============  ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................            3,934,051       3,589,203       9,319,175       5,490,246
                                                --------------  --------------  --------------  --------------
  Units purchased........................              323,051         750,993       2,123,764       4,524,592
  Units redeemed.........................             (567,779)       (406,145)     (1,126,296)       (695,663)
                                                --------------  --------------  --------------  --------------
  Ending units...........................            3,689,323       3,934,051      10,316,643       9,319,175
                                                ==============  ==============  ==============  ==============


                                                              OGBond                           OGDivEq
                                                ------------------------------  ------------------------------
                                                       2000            1999             2000            1999
                                                -------------   --------------  --------------  --------------

Investment activity:
  Net investment income..................           1,224,396           67,810        (207,394)         (5,670)
  Realized gain (loss) on investments....               1,538                -          (3,245)              -
  Change in unrealized gain (loss)
    on investments.......................           1,468,219         (102,988)     (2,158,773)       (210,028)
  Reinvested capital gains...............                   -                -               -         549,596
                                                -------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................           2,694,153          (35,178)     (2,369,412)        333,898
                                                -------------   --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................          31,409,945        5,339,445      39,049,909       6,387,974
  Transfers between funds................            (603,045)             533         358,516           1,494
  Redemptions............................          (1,028,878)         (14,819)     (1,218,195)        (13,200)
  Annuity benefits ......................                   -                -               -               -
  Annual contract maintenance charges
    (note 2).............................                   -                -               -               -
  Contingent deferred sales charges
    (note 2).............................             (23,620)             (47)        (40,038)           (198)
  Adjustments to maintain reserves.......             (49,963)           2,528           3,360           2,519
                                                -------------   --------------  --------------  --------------
      Net equity transactions............          29,704,439        5,327,640      38,153,552       6,378,589
                                                -------------   --------------  --------------  --------------

Net change in contract owners' equity....          32,398,592        5,292,462      35,784,140       6,712,487
Contract owners' equity beginning
  of period..............................           5,292,462                -       6,712,487               -
                                                -------------   --------------  --------------  --------------
Contract owners' equity end of period....          37,691,054        5,292,462      42,496,627       6,712,487
                                                =============   ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................             527,722                -         634,909               -
                                                -------------   --------------  --------------  --------------
  Units purchased........................           3,113,201          529,190       3,867,066         636,158
  Units redeemed.........................            (247,431)          (1,468)       (244,121)         (1,249)
                                                -------------   --------------  --------------  --------------
  Ending units...........................           3,393,492          527,722       4,257,854         634,909
                                                =============   ==============  ==============  ==============

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                           OGDivMidCap                       OGEqix
                                                ------------------------------  ------------------------------
                                                       2000            1999            2000            1999
                                                --------------  --------------  --------------  --------------

Investment activity:
  Net investment income..................       $     (106,002)         (1,372)       (188,384)        142,517
  Realized gain (loss) on investments....                7,963            (246)          2,864         509,799
  Change in unrealized gain (loss)
    on investments.......................            1,422,813          31,217     (10,215,891)      4,820,047
  Reinvested capital gains...............              259,972         174,370       1,054,653         647,824
                                                --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................            1,584,746         203,969      (9,346,758)      6,120,187
                                                --------------  --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................           18,614,211       2,588,143      45,574,059      36,015,097
  Transfers between funds................             (301,942)          1,194       4,818,210       2,402,047
  Redemptions............................             (661,756)         (6,028)     (4,278,781)     (4,086,915)
  Annuity benefits ......................                    -               -         (14,815)              -
  Annual contract maintenance charges
    (note 2).............................                    -               -               -               -
  Contingent deferred sales charges
    (note 2).............................              (23,178)           (122)       (133,451)        (54,097)
  Adjustments to maintain reserves.......             (128,722)         10,022          12,433         (40,333)
                                                --------------  --------------  --------------  --------------
      Net equity transactions............           17,498,613       2,593,209      45,977,655      34,235,799
                                                --------------  --------------  --------------  --------------

Net change in contract owners' equity....           19,083,359       2,797,178      36,630,897      40,355,986
Contract owners' equity beginning
  of period..............................            2,797,178               -      54,058,615      13,702,629
                                                --------------  --------------  --------------  --------------
Contract owners' equity end of period....       $   21,880,537       2,797,178      90,689,512      54,058,615
                                                ==============  ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................              256,836               -       4,127,917         998,546
                                                --------------  --------------  --------------  --------------
  Units purchased........................            1,589,573         257,433       4,175,608       3,344,888
  Units redeemed.........................             (142,395)           (597)       (567,991)       (215,517)
                                                --------------  --------------  --------------  --------------
  Ending units...........................            1,704,014         256,836       7,735,534       4,127,917
                                                ==============  ==============  ==============  ==============


                                                            OGGvtBd                         OGLgCapGr
                                                ------------------------------  ------------------------------
                                                      2000            1999             2000            1999
                                                -------------   --------------  --------------  --------------

Investment activity:
  Net investment income..................           3,776,164        2,319,117      (4,432,111)     (2,910,214)
  Realized gain (loss) on investments....              (6,296)          30,774       2,808,346       6,736,690
  Change in unrealized gain (loss)
    on investments.......................           4,300,022       (3,690,058)    (93,530,216)     33,665,907
  Reinvested capital gains...............                   -            2,360       6,914,049      29,768,620
                                                -------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................           8,069,890       (1,337,807)    (88,239,932)     67,261,003
                                                -------------   --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................          35,113,390       35,090,477      65,440,962      84,344,126
  Transfers between funds................          (6,369,045)      (2,340,963)      2,888,033       1,401,455
  Redemptions............................          (6,204,837)     (10,387,808)    (24,122,571)    (25,175,190)
  Annuity benefits ......................                   -              (61)              -            (107)
  Annual contract maintenance charges
    (note 2).............................                   -                -              (8)              -
  Contingent deferred sales charges
    (note 2).............................            (179,514)         (87,123)       (582,869)       (474,350)
  Adjustments to maintain reserves.......               2,654           (5,840)         19,533          (7,374)
                                                -------------   --------------  --------------  --------------
      Net equity transactions............          22,362,648       22,268,682      43,643,080      60,088,560
                                                -------------   --------------  --------------  --------------

Net change in contract owners' equity....          30,432,538       20,930,875     (44,596,852)    127,349,563
Contract owners' equity beginning
  of period..............................          63,170,455       42,239,580     329,541,396     202,191,833
                                                -------------   --------------  --------------  --------------
Contract owners' equity end of period....          93,602,993       63,170,455     284,944,544     329,541,396
                                                =============   ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................           4,913,504        2,670,734      10,080,320       7,573,275
                                                -------------   --------------  --------------  --------------
  Units purchased........................           2,896,721        3,011,274       2,608,652       3,449,070
  Units redeemed.........................          (1,224,578)        (768,504)     (1,227,401)       (942,025)
                                                -------------   --------------  --------------  --------------
  Ending units...........................           6,585,647        4,913,504      11,461,571      10,080,320
                                                =============   ==============  ==============  ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                             OGMidCapGr                       OGMidCapV
                                               --------------------------------  ------------------------------
                                                        2000            1999            2000            1999
                                               ----------------  --------------  --------------  --------------

Investment activity:
  Net investment income..................      $    (2,402,223)     (1,366,426)        (19,674)          1,881
  Realized gain (loss) on investments....              401,059         703,176          10,767            (338)
  Change in unrealized gain (loss)
    on investments.......................              150,683      11,352,793       5,134,340         175,789
  Reinvested capital gains...............            4,225,947      16,002,619           1,746               -
                                               ---------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................            2,375,466      26,692,162       5,127,179         177,332
                                               ---------------  --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................           49,360,589      27,336,129      25,232,888       3,878,893
  Transfers between funds................           12,380,823        (313,270)       (751,515)          1,935
  Redemptions............................          (10,477,596)     (6,448,351)       (853,676)        (19,588)
  Annuity benefits ......................                    -               -               -               -
  Annual contract maintenance charges
    (note 2).............................                  (10)              -               -               -
  Contingent deferred sales charges
    (note 2).............................             (251,421)       (198,328)        (27,995)           (132)
  Adjustments to maintain reserves.......               20,054              88          (5,991)            439
                                               ---------------  --------------  --------------  --------------
      Net equity transactions............           51,032,439      20,376,268      23,593,711       3,861,547
                                               ---------------  --------------  --------------  --------------

Net change in contract owners' equity....           53,407,905      47,068,430      28,720,890       4,038,879
Contract owners' equity beginning
  of period..............................          139,732,977      92,664,547       4,038,879               -
                                               ---------------  --------------  --------------  --------------
Contract owners' equity end of period....      $   193,140,882     139,732,977      32,759,769       4,038,879
                                               ===============  ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................            4,765,508       3,909,582         397,678               -
                                               ---------------  --------------  --------------  --------------
  Units purchased........................            2,077,160       1,273,470       2,372,037         399,695
  Units redeemed.........................             (534,480)       (417,544)       (214,970)         (2,017)
                                               ---------------  --------------  --------------  --------------
  Ending units...........................            6,308,188       4,765,508       2,554,745         397,678
                                               ===============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-C

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 2000 AND 1999


(1)  Summary of Significant Accounting Policies

     (a) Organization and Nature of Operations

         Nationwide VASeparate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         On August 17, 1994, the Company (Depositor) transferred to the Account, 97,500 shares of the One Group-Asset Allocation Fund, 500,000 shares of the One Group-Government Bond Fund, 300,000 shares of the One Group-Large Company Growth Fund and 2,500 shares of the One Group-Small Company Growth Fund, for which the Account was credited with 97,500 units of the One Group-Asset Allocation Fund, 500,000 units of the One Group-Government Bond Fund, 300,000 units of the One Group-Large Company Growth Fund and 2,500 units of the One Group-Small Company Growth Fund. These amounts represented the initial funding of the Account.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI) Fidelity VIP - Overseas Portfolio: Initial Class (FidVIPOv)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Funds of The One Group(R) Investment Trust (One Group);

                One Group - Balanced Portfolio (OGBal) (formerly One Group -
                  Asset Allocation Fund)
                One Group - Bond Portfolio (OGBond)
                One Group - Diversified Equity Portfolio (OGDivEq)
                One Group - Diversified Mid Cap Portfolio (OGDivMidCap)
                One Group - Equity Index Portfolio (OGEqIx) (formerly One Group
                   - Equity Index Fund)
                One Group - Government Bond Portfolio (OGGvtBd)
                  (formerly One Group - Government Bond Fund)
                One Group - Large Cap Growth Portfolio (OGLgCapGr)
                  (formerly One Group - Large Company Growth Fund))
                One Group - Mid Cap Growth Portfolio (OGMidCapGr)
                  (formerly One Group - Growth Opportunities Fund)
                One Group - Mid Cap Value Portfolio (OGMidCapV)

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-C

         At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.


                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-C

(4) Financial Highlights

     The following is a summary of units outstanding, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the five years in the period ended December 31, 2000.

     The following is a summary for 2000:

                                                                     Unit           Contract                        Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
        Fidelity VIP - Equity-Income Portfolio:
        Initial Class:

         Tax qualified............................  1,730,820     $ 23.843779    $  41,269,290         1.25%       7.02%
         Non-tax qualified........................  3,619,622       23.843779       86,305,467         1.25%       7.02%

        Fidelity VIP - Overseas Portfolio:
        Initial Class:
         Tax qualified............................    378,945       15.898290        6,024,578         1.38%     (20.16)%
         Non-tax qualified........................  1,037,925       15.898290       16,501,233         1.38%     (20.16)%

        Nationwide SAT - Money Market Fund:
         Tax qualified............................    512,947       12.819682        6,575,817         1.11%       4.66%
         Non-tax qualified........................    897,028       12.819682       11,499,614         1.11%       4.66%

        Nationwide SAT - Total Return Fund:
         Tax qualified............................  1,190,310       22.721959       27,046,175         1.33%      (3.39)%
         Non-tax qualified........................  2,499,013       22.721959       56,782,471         1.33%      (3.39)%

        One Group - Balanced Portfolio:
         Tax qualified............................  2,949,960       19.741918       58,237,868         1.34%       0.34%
         Non-tax qualified........................  7,366,683       19.741918      145,432,452         1.34%       0.34%

        One Group - Bond Portfolio:
         Tax qualified............................  1,077,837       11.106864       11,971,389         1.24%      10.75%
         Non-tax qualified........................  2,315,655       11.106864       25,719,665         1.24%      10.75%

        One Group - Diversified Equity Portfolio:
         Tax qualified............................  1,269,349        9.980762       12,669,070         1.31%      (5.60)%
         Non-tax qualified........................  2,988,505        9.980762       29,827,557         1.31%      (5.60)%

        One Group - Diversified Mid Cap Portfolio:
         Tax qualified............................    497,048       12.840593        6,382,391         1.25%      17.90%
         Non-tax qualified........................  1,206,965       12.840593       15,498,146         1.25%      17.90%

        One Group - Equity Index Portfolio:
         Tax qualified............................  2,175,593       11.701041       25,456,703         1.39%     (10.65)%
         Non-tax qualified........................  5,559,941       11.701041       65,057,098         1.39%     (10.65)%

        One Group - Government Bond Portfolio:
         Tax qualified............................  1,993,006       14.213181       28,326,955         1.26%      10.55%
         Non-tax qualified........................  4,592,641       14.213181       65,276,038         1.26%      10.55%

        One Group - Large Cap Growth Portfolio:
         Tax qualified............................  3,344,592       24.860865       83,149,450         1.44%     (23.95)%
         Non-tax qualified........................  8,116,978       24.860865      201,795,094         1.44%     (23.95)%

        One Group - Mid Cap Growth Portfolio:
         Tax qualified............................  1,821,959       30.617485       55,783,802         1.44%       4.42%
         Non-tax qualified........................  4,486,230       30.617485      137,357,080         1.44%       4.42%

                                                                            Unit           Contract                         Total
                                                             Units        Fair Value     Owners' Equity      Expenses*     Return**
                                                           -----------    -----------   ----------------    ----------    ---------
        One Group - Mid Cap Value Portfolio:
         Tax qualified..................................     753,524       12.823112        9,662,523         1.17%        26.26%
         Non-tax qualified..............................   1,801,220       12.823112       23,097,246         1.17%        26.26%
                                                           =========       =========

        Reserves for annuity contracts in payout phase:
         Non-tax qualified..............................                                      735,494
                                                                                      ---------------
                                                                                      $ 1,253,440,666
                                                                                      ===============

     The following is a summary for 1999:

        Fidelity Vip - Equity-income Portfolio:
         Tax Qualified............................  1,964,127     $ 22.280043     $ 43,760,834         1.37%       4.95%
         Non-tax Qualified........................  3,981,435       22.280043       88,706,543         1.37%       4.95%

        Fidelity VIP - Overseas Portfolio:
         Tax qualified............................    379,475       19.911517        7,555,923         1.20%      40.77%
         Non-tax qualified........................  1,038,871       19.911517       20,685,498         1.20%      40.77%

        Nationwide SAT - Money Market Fund:
         Tax qualified............................    632,925       12.249399        7,752,951         1.12%       3.49%
         Non-tax qualified........................    957,505       12.249399       11,728,861         1.12%       3.49%

        Nationwide SAT - Total Return Fund:
         Tax qualified............................  1,294,160       23.518255       30,436,385         1.34%       5.55%
         Non-tax qualified........................  2,639,891       23.518255       62,085,630         1.34%       5.55%

        One Group - Balanced Fund:
         Tax qualified............................  2,679,742       19.675211       52,724,489         1.32%       6.79%
         Non-tax qualified........................  6,639,433       19.675211      130,632,245         1.32%       6.79%

        One Group - Bond Portfolio:
         Tax qualified............................    154,762       10.028902        1,552,093         1.17%***    0.87%***
         Non-tax qualified........................    372,959       10.028902        3,740,369         1.17%***    0.87%***

        One Group - Diversified Equity Portfolio:
         Tax qualified............................    170,001       10.572360        1,797,312         1.14%***   17.14%***
         Non-tax qualified........................    464,908       10.572360        4,915,175         1.14%***   17.14%***

        One Group - Diversified Mid Cap Portfolio:
         Tax qualified............................     66,580       10.890908          725,117         1.11%***   17.14%***
         Non-tax qualified........................    190,256       10.890908        2,072,061         1.11%***   17.14%***

        One Group - Equity Index Fund:
         Tax qualified............................  1,079,436       13.095858       14,136,141         1.18%      19.54%
         Non-tax qualified........................  3,048,481       13.095858       39,922,474         1.18%      19.54%

        One Group - Government Bond Fund:
         Tax qualified............................  1,479,536       12.856498       19,021,652         1.33%      (2.60)%
         Non-tax qualified........................  3,433,968       12.856498       44,148,803         1.33%      (2.60)%

        One Group - Large Cap Growth Portfolio:
         Tax qualified............................  3,016,430       32.691561       98,611,805         1.26%      27.59%
         Non-tax qualified........................  7,063,890       32.691561      230,929,591         1.26%      27.59%


                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-C

                                                                     Unit           Contract                        Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
        One Group - Mid Cap Growth Portfolio:
         Tax qualified.........................     1,409,374       29.321738       41,325,295         1.18%      23.79%
         Non-tax qualified.....................     3,356,134       29.321738       98,407,682         1.18%      23.79%

        One Group - Mid Cap Value Portfolio:
         Tax qualified.........................       104,139       10.156152        1,057,652         1.14%***    4.67%***
         Non-tax qualified.....................       293,539       10.156152        2,981,227         1.14%***    4.67%***
                                                     ========       =========    -------------
                                                                               $ 1,061,413,808
                                                                                 =============


     The following is a summary for 1998:

        Fidelity VIP - Equity-Income Portfolio:
         Tax qualified...........................   1,945,917      $ 21.229680   $  41,311,195         1.33%      10.18%
         Non-tax qualified.......................   3,679,960        21.229680      78,124,373         1.33%      10.18%

        Fidelity VIP - Overseas Portfolio:
         Tax qualified...........................     360,308        14.144224       5,096,277         1.34%      11.29%
         Non-tax qualified.......................     983,989        14.144224      13,917,761         1.34%      11.29%

        Nationwide SAT - Money Market Fund:
         Tax qualified...........................     318,412        11.836880       3,769,005         1.32%       3.90%
         Non-tax qualified.......................     503,644        11.836880       5,961,574         1.32%       3.90%

        Nationwide SAT - Total Return Fund:
         Tax qualified...........................   1,225,858        22.281011      27,313,356         1.33%      16.54%
         Non-tax qualified.......................   2,363,345        22.281011      52,657,716         1.33%      16.54%

        One Group - Asset Allocation Fund:
         Tax qualified...........................   1,717,800        18.423578      31,648,022         1.28%      17.54%
         Non-tax qualified.......................   3,772,445        18.423578      69,501,935         1.28%      17.54%
         Initial Funding by Depositor (note 1a)..      97,500        19.509120       1,902,139         0.00%      17.54%

        One Group - Equity Index Fund:
         Tax qualified...........................     252,427        10.955610       2,765,492         1.07%***   14.25%***
         Non-tax qualified.......................     746,119        10.955610       8,174,189         1.07%***   14.25%***
         Initial Funding by Depositor (note 1a)..     250,000        11.051791       2,762,948         0.00%      14.25%***

        One Group - Government Bond Fund:
         Tax qualified...........................     955,478        13.199019      12,611,372         1.23%       5.93%
         Non-tax qualified.......................   1,715,256        13.199019      22,639,697         1.23%       5.93%
         Initial Funding by Depositor (note 1a)..     500,000        13.977022       6,988,511         0.00%       5.93%

        One Group - Growth Opportunities Fund:
         Tax qualified...........................   1,184,086        23.685874      28,046,112         1.21%      37.02%
         Non-tax qualified.......................   2,725,495        23.685874      64,555,731         1.21%      37.02%
         Initial Funding by Depositor (note 1a)..       2,500        25.081612          62,704         0.00%      37.02%

        One Group - Large Company Growth Fund:
         Tax qualified...........................   2,360,235        25.623274      60,476,948         1.27%      39.43%
         Non-tax qualified.......................   5,213,039        25.623274     133,575,127         1.27%      39.43%
         Initial Funding by Depositor (note 1a)..     300,000        27.132525       8,139,758         0.00%      39.43%
                                                     ========        =========     -----------
                                                                                 $ 682,001,942
                                                                                   ===========

                                                                     Unit           Contract                        Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
     The following is a summary for 1997:

        Fidelity VIP - Equity-Income Portfolio:
         Tax qualified..........................    1,663,574     $ 19.268781      $  32,055,043       1.32%      26.44%
         Non-tax qualified......................    2,829,983       19.268781         54,530,323       1.32%      26.44%

        Fidelity VIP - Overseas Portfolio:
         Tax qualified..........................      360,753       12.709885          4,585,129       1.36%      10.11%
         Non-tax qualified......................      826,716       12.709885         10,507,465       1.36%      10.11%

        Nationwide SAT - Money Market Fund:
         Tax qualified..........................      269,586       11.392164          3,071,168       1.50%       3.89%
         Non-tax qualified......................      502,861       11.392164          5,728,675       1.50%       3.89%

        Nationwide SAT - Total Return Fund:
         Tax qualified..........................    1,003,531       19.118736         19,186,244       1.31%      27.75%
         Non-tax qualified......................    1,742,657       19.118736         33,317,399       1.31%      27.75%

        One Group - Asset Allocation Fund:
         Tax qualified..........................      882,338       15.674014         13,829,778       1.25%      21.31%
         Non-tax qualified......................    1,619,845       15.674014         25,389,473       1.25%      21.31%
         Initial Funding by Depositor (note 1a).       97,500       16.381936          1,597,239       0.00%      21.31%

        One Group - Government Bond Fund:
         Tax qualified..........................      488,790       12.460216          6,090,429       1.21%       8.24%
         Non-tax qualified......................      785,214       12.460216          9,783,936       1.21%       8.24%
         Initial Funding by Depositor (note 1a).      500,000       13.023184          6,511,592       0.00%       8.24%

        One Group - Growth Opportunities Fund:
         Tax qualified..........................      969,427       17.286833         16,758,323       1.29%      28.12%
         Non-tax qualified......................    1,967,681       17.286833         34,014,973       1.29%      28.12%
         Initial Funding by Depositor (note 1a).        2,500       18.067840             45,170       0.00%      28.12%

        One Group - Large Company Growth Fund:
         Tax qualified..........................    1,752,117       18.376907         32,198,491       1.29%      30.22%
         Non-tax qualified......................    3,368,336       18.376907         61,899,597       1.29%      30.22%
         Initial Funding by Depositor (note 1a).      300,000       19.206744          5,762,023       0.00%      30.22%
                                                    =========       =========    ---------------
                                                                                 $   376,862,470
                                                                                 ===============

     The following is a summary for 1996:

        Fidelity VIP - Equity-Income Portfolio:
         Tax qualified..........................      972,607     $ 15.239003    $    14,821,561       1.29%      12.79%
         Non-tax qualified......................    1,623,389       15.239003         24,738,830       1.29%      12.79%

        Fidelity VIP - Overseas Portfolio:
         Tax qualified..........................      194,098       11.543398          2,240,550       1.27%      11.74%
         Non-tax qualified......................      470,134       11.543398          5,426,944       1.27%      11.74%

        Nationwide SAT - Money Market Fund:
         Tax qualified..........................      174,349       10.965501          1,911,824       1.37%       3.74%
         Non-tax qualified......................      299,032       10.965501          3,279,036       1.37%       3.74%

        Nationwide SAT - Total Return Fund:
         Tax qualified..........................      527,663       14.965912          7,896,958       1.22%      20.25%
         Non-tax qualified......................      907,271       14.965912         13,578,138       1.22%      20.25%

        One Group - Asset Allocation Fund:
         Tax qualified..........................     404,,004       12.921017          5,220,143       1.30%      10.46%
         Non-tax qualified......................      602,084       12.921017          7,779,538       1.30%      10.46%
         Initial Funding by Depositor (note 1a).       97,500       13.329211          1,299,598       0.00%      10.46%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-C

                                                                     Unit           Contract                        Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
        One Group - Government Bond Fund:
         Tax Qualified..........................      337,711       11.511652          3,887,612       1.44%       1.35%
         Non-tax Qualified......................      419,072       11.511652          4,824,211       1.44%       1.35%
         Initial Funding by Depositor (Note 1A).      500,000       11.875401          5,937,701       0.00%       1.35%

        One Group - Growth Opportunities Fund:
         Tax qualified..........................      569,164       13.492662          7,679,537       1.28%      14.54%
         Non-tax qualified......................    1,083,660       13.492662         14,621,458       1.28%      14.54%
         Initial Funding by Depositor (note 1a).        2,500       13.919060             34,798       0.00%      14.54%

        One Group - Large Company Growth Fund:
         Tax qualified..........................    1,008,706       14.112701         14,235,566       1.31%      15.15%
         Non-tax qualified......................    1,721,371       14.112701         24,293,194       1.31%      15.15%
         Initial Funding by Depositor (note 1a).      300,000       14.558482          4,367,545       0.00%      15.15%
                                                     ========       =========    ---------------
                                                                                 $   168,074,742
                                                                                 ===============


* This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

*** Annualized as this investment option was not utilized for the entire period indicated.


--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Nationwide Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of Nationwide Life Insurance Company, as of December 31, 2000 and 1999, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

January 26, 2001

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets

                   ($000's omitted, except per share amounts)

                                                                                                 December 31,
                                                                                        -------------------------------
                                                                                             2000            1999
=======================================================================================================================
                                         ASSETS

Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                             $ 1,192,444     $ 1,051,556
    Equity securities                                                                           1,828           5,659
  Mortgage loans on real estate, net                                                          380,685         330,068
  Real estate, net                                                                              1,822           2,200
  Policy loans                                                                                  1,517             465
  Other long-term investments                                                                       8               -
  Short-term investments                                                                       61,194             706
-----------------------------------------------------------------------------------------------------------------------
                                                                                            1,639,498       1,390,654
-----------------------------------------------------------------------------------------------------------------------

Cash                                                                                                -           4,280
Accrued investment income                                                                      16,925          13,906
Deferred policy acquisition costs                                                             108,982          92,025
Reinsurance receivable from affiliate                                                          96,892          91,667
Other assets                                                                                   69,459          42,851
Assets held in separate accounts                                                            2,242,478       2,127,080
-----------------------------------------------------------------------------------------------------------------------
                                                                                          $ 4,174,234     $ 3,762,463
=======================================================================================================================

                          LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                         $ 1,765,451     $ 1,480,807
Other liabilities                                                                              10,493          41,308
Liabilities related to separate accounts                                                    2,242,478       2,127,080
-----------------------------------------------------------------------------------------------------------------------
                                                                                            4,018,422       3,649,195
-----------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 8 and 12)
Shareholder's equity:
  Common stock, $40 par value.  Authorized, issued and outstanding 66,000 shares                2,640           2,640
  Additional paid-in capital                                                                   77,960          52,960
  Retained earnings                                                                            72,063          59,536
  Accumulated other comprehensive income (loss)                                                 3,149          (1,868)
-----------------------------------------------------------------------------------------------------------------------
                                                                                              155,812         113,268
-----------------------------------------------------------------------------------------------------------------------
                                                                                          $ 4,174,234     $ 3,762,463
=======================================================================================================================


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                              Statements of Income

                                ($000's omitted)

                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2000            1999           1998
===========================================================================================================================
Revenues:
  Policy charges                                                                $ 55,992        $ 44,793       $ 28,549
  Life insurance premiums                                                          1,297             292             63
  Net investment income                                                           14,732          13,959         11,314
  Realized gains on investments                                                      842           5,208            696
  Other income                                                                       929           1,059          1,165
---------------------------------------------------------------------------------------------------------------------------
                                                                                  73,792          65,311         41,787
---------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances                              11,097           8,548          4,881
  Other benefits and claims                                                        5,581           5,210          1,586
  Amortization of deferred policy acquisition costs                                9,893          13,592          4,348
  Other operating expenses                                                        29,982          24,185          8,952
---------------------------------------------------------------------------------------------------------------------------
                                                                                  56,553          51,535         19,767
---------------------------------------------------------------------------------------------------------------------------
    Income before federal income tax expense                                      17,239          13,776         22,020
---------------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                         4,712           4,571          7,501
---------------------------------------------------------------------------------------------------------------------------
    Net income                                                                  $ 12,527        $  9,205       $ 14,519
===========================================================================================================================


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999 and 1998
                                ($000's omitted)


                                                                                            Accumulated
                                                           Additional                          other             Total
                                              Common         paid-in        Retained       comprehensive     shareholder's
                                               stock         capital        earnings       income (loss)         equity
============================================================================================================================

December 31, 1997                             $ 2,640       $ 52,960         $ 35,812           $ 7,168       $   98,580

Comprehensive income:
  Net income                                        -              -           14,519                 -           14,519
  Net unrealized gains on securities
    available-for-sale arising during the
         year                                       -              -                -             2,887            2,887

                                                                                                             ---------------
  Total comprehensive income                                                                                      17,406
----------------------------------------------------------------------------------------------------------------------------
December 31, 1998                               2,640         52,960           50,331            10,055          115,986
============================================================================================================================

Comprehensive income:
  Net income                                        -              -            9,205                 -            9,205
  Net unrealized losses on securities
    available-for-sale arising during the
         year                                       -              -                -           (11,923)         (11,923)

                                                                                                             ---------------
  Total comprehensive loss                                                                                        (2,718)
----------------------------------------------------------------------------------------------------------------------------
December 31, 1999                               2,640         52,960           59,536            (1,868)         113,268
============================================================================================================================

Comprehensive income:
  Net income                                        -              -           12,527                 -           12,527
  Net unrealized gains on securities
    available-for-sale arising during the
         year                                       -              -                -             5,017            5,017
                                                                                                             ---------------
  Total comprehensive income                                                                                      17,544
                                                                                                             ---------------
  Capital contribution                              -         25,000                -                 -           25,000
----------------------------------------------------------------------------------------------------------------------------
December 31, 2000                             $ 2,640       $ 77,960         $ 72,063           $ 3,149        $ 155,812
============================================================================================================================



See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            Statements of Cash Flows

                                ($000's omitted)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                    2000           1999             1998
==============================================================================================================================
Cash flows from operating activities:
  Net income                                                                    $     12,527     $    9,205       $  14,519
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                              11,097          8,548           4,881
      Capitalization of deferred policy acquisition costs                            (38,932)       (33,965)        (29,216)
      Amortization of deferred policy acquisition costs                                9,893         13,592           4,348
      Amortization and depreciation                                                      625          1,351            (479)
      Realized gains on invested assets, net                                            (842)        (5,208)           (696)
      Increase in accrued investment income                                           (3,019)        (2,261)           (867)
      Increase in other assets                                                       (31,833)        (1,309)        (25,919)
      Increase in policy liabilities and funds withheld
        on coinsurance agreement with affiliate                                      296,327        160,246         139,991
      (Decrease) increase in other liabilities                                       (33,516)        21,795          (3,883)
------------------------------------------------------------------------------------------------------------------------------
          Net cash provided by operating activities                                  222,327        171,994         102,679
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                            190,173        137,210         117,228
  Proceeds from sale of securities available-for-sale                                 47,537         73,864          17,403
  Proceeds from repayments of mortgage loans on real estate                           30,896         32,397          28,180
  Proceeds from sale of real estate                                                    1,269              -             707
  Proceeds from repayments of policy loans and sale of other invested assets             267            109              99
  Cost of securities available-for-sale acquired                                    (354,904)      (375,642)       (242,516)
  Cost of mortgage loans on real estate acquired                                     (82,250)       (93,500)        (78,180)
  Cost of real estate acquired                                                             -              -              (3)
  Short-term investments, net                                                        (60,488)         1,571          16,691
  Other, net                                                                          (1,327)          (242)           (216)
------------------------------------------------------------------------------------------------------------------------------
          Net cash used in investing activities                                     (228,827)      (224,233)       (140,607)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital contribution received                                                       25,000              -               -
  Increase in investment product and universal life insurance
    product account balances                                                         173,269        192,893          74,828
  Decrease in investment product and universal life insurance
    product account balances                                                        (196,049)      (136,376)        (42,061)
------------------------------------------------------------------------------------------------------------------------------
          Net cash provided by financing activities                                    2,220         56,517          32,767
------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in cash                                                       (4,280)         4,278          (5,161)

Cash, beginning of year                                                                4,280              2           5,163
------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                               $          -      $   4,280      $        2
==============================================================================================================================


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 2000, 1999 and 1998
                                ($000's omitted)

(1)      Organization and Description of Business
         ----------------------------------------

         Nationwide Life and Annuity Insurance Company (the Company) is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC).

         The Company provides long-term savings and retirement products, including individual annuities and life insurance.

(2)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. An Annual Statement, filed with the Department of Insurance of the State of Ohio (the Department), is prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments, the liability for future policy benefits and claims and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (b)  Revenues and Benefits
              ---------------------

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (c)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

         (d)  Separate Accounts
              -----------------

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives.

         (e)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

         (f)  Federal Income Tax
              ------------------

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC). The members of the consolidated tax return group have a tax sharing agreement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (g)  Reinsurance Ceded
              -----------------

              Reinsurance revenues ceded and reinsurance recoveries on benefits and expenses incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (h)  Recently Issued Accounting Pronouncements
              -----------------------------------------

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
              133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, is effective for the Company as of January 1, 2001.

              SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

              As of January 1, 2001, all derivatives qualified for hedge accounting under SFAS 133. The adoption of SFAS 133 will result in the Company derecognizing $350 of deferred assets related to hedges, while recognizing $350 of additional derivative instrument liabilities and $288 of additional firm commitment assets. The adoption of SFAS 133 will result in the Company recording a net transition adjustment gain of $102 (net of related income tax of $55) in net income. In addition, a net translation adjustment gain of $20 (net of related income tax of $11) will be recorded in accumulated other comprehensive income at January 1, 2001. Further, the adoption of SFAS 133 will result in the Company reporting total derivative instrument assets and liabilities of $32 and $170, respectively.

              Also, the Company expects that the adoption of SFAS 133 will increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign exchange rates during any period.

         (i)  Reclassification
              ----------------

              Certain items in the 1999 and 1998 financial statements have been reclassified to conform to the 2000 presentation.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         (3)  Investments
              -----------

              The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2000 and 1999 were:


                                                                                             Gross         Gross
                                                                            Amortized      unrealized    unrealized     Estimated
                                                                               cost          gains         losses       fair value
             =======================================================================================================================
             December 31, 2000
              Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   Government corporations and agencies                   $      40,694     $     769   $       133     $    41,330
                 Obligations of states and political subdivisions                 3,129             -            37           3,092
                 Debt securities issued by foreign governments                    1,253            12            13           1,252
                 Corporate securities                                           662,849        11,717         7,859         666,707
                 Mortgage-backed securities - U.S. Government backed            236,368         2,190           413         238,145
                 Asset-backed securities                                        239,785         3,342         1,209         241,918
             -----------------------------------------------------------------------------------------------------------------------
                     Total fixed maturity securities                          1,184,078        18,030         9,664       1,192,444
               Equity securities                                                    979           849             -           1,828
             -----------------------------------------------------------------------------------------------------------------------
                                                                          $   1,185,057     $  18,879   $     9,664     $ 1,194,272
             =======================================================================================================================

             December 31, 1999
              Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   Government corporations and agencies                   $      36,717     $       2   $    1,198      $    35,521
                 Obligations of states and political subdivisions                   302             -            7              295
                 Debt securities issued by foreign governments                    2,256             2           22            2,236
                 Corporate securities                                           549,510         1,933       10,413          541,030
                 Mortgage-backed securities - U.S. Government backed            258,329         1,044        3,082          256,291
                 Asset-backed securities                                        218,698           232        2,747          216,183
             -----------------------------------------------------------------------------------------------------------------------
                     Total fixed maturity securities                          1,065,812         3,213       17,469        1,051,556
               Equity securities                                                  1,990         3,669            -            5,659
             -----------------------------------------------------------------------------------------------------------------------
                                                                          $   1,067,802     $   6,882   $   17,469      $ 1,057,215
             =======================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2000, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                    Amortized         Estimated
                                                                                       cost           fair value
             =======================================================================================================
             Fixed maturity securities available-for-sale:
                Due in one year or less                                            $    62,935        $   62,402
                Due after one year through five years                                  382,617           381,603
                Due after five years through ten years                                 195,109           199,554
                Due after ten years                                                     67,264            68,822
             -------------------------------------------------------------------------------------------------------
                                                                                       707,925           712,381
                 Mortgage-backed securities                                            236,368           238,145
                 Asset-backed securities                                               239,785           241,918
             -------------------------------------------------------------------------------------------------------
                                                                                   $ 1,184,078       $ 1,192,444
             =======================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of each December 31:


                                                                                          2000            1999
         ===========================================================================================================

         Gross unrealized gains (losses)                                                $ 9,215       $ (10,587)
         Adjustment to deferred policy acquisition costs                                 (4,369)          7,714
         Deferred federal income tax                                                     (1,697)          1,005
         -----------------------------------------------------------------------------------------------------------
                                                                                        $ 3,149      $   (1,868)
         ===========================================================================================================

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale follows for the years ended December 31:


                                                                            2000            1999           1998
         ============================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                     $ 22,622       $ (35,128)       $ 3,922
           Equity securities                                               (2,820)         (1,861)         2,467
         ------------------------------------------------------------------------------------------------------------
                                                                         $ 19,802       $ (36,989)       $ 6,389
         ============================================================================================================

Proceeds from the sale of securities available-for-sale during 2000, 1999 and 1998 were $47,537, $73,864 and $17,403, respectively. During 2000, gross gains of $376 ($297 and $509 in 1999 and 1998, respectively) and gross losses of $1,413 ($37 and none in 1999 and 1998, respectively) were realized on those sales.

The Company had no investments that were non-income producing for the twelve month periods preceding December 31, 2000 and 1999.

Real estate is presented at cost less accumulated depreciation of $138 as of December 31, 2000 ($155 as of December 31, 1999). There was no valuation allowance as of December 31, 2000 or 1999.

There were no recorded investments in mortgage loans on real estate considered to be impaired as of December 31, 2000 ($881 as of December 31, 1999). No valuation allowance was recorded for these loans as of December 31, 2000 or 1999. During 2000, the average recorded investment in impaired mortgage loans on real estate was approximately $527 ($885 in 1999) and there was no interest income recognized on those loans (none in 1999).

The valuation allowance account for mortgage loans on real estate was $750 for the year ended December 31, 2000, which was unchanged from the previous two years.

An analysis of investment income by investment type follows for the years ended December 31:


                                                                            2000            1999           1998
         ============================================================================================================
         Gross investment income:
           Securities available-for-sale:
             Fixed maturity securities                                  $ 75,426        $ 66,160       $ 56,398
           Mortgage loans on real estate                                  27,821          23,475         21,124
           Real estate                                                       461             413            379
           Short-term investments                                          1,352           1,580          1,361
           Other                                                             431             334            178
         ------------------------------------------------------------------------------------------------------------
               Total investment income                                   105,491          91,962         79,440
         Less:
           Investment expenses                                             1,988           2,040          1,773
           Net investment income ceded (note 11)                          88,771          75,963         66,353
         ------------------------------------------------------------------------------------------------------------
               Net investment income                                    $ 14,732        $ 13,959       $ 11,314
         ============================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:


                                                                            2000            1999           1998
         ============================================================================================================
         Fixed maturity securities available-for-sale                   $ (1,037)      $    260          $ 509
         Mortgage loans on real estate                                      (261)             7              -
         Real estate and other                                              2,140         4,941            187
         ------------------------------------------------------------------------------------------------------------
                                                                        $     842      $  5,208          $ 696
         ============================================================================================================

         Fixed maturity securities with an amortized cost of $3,420 and $3,540 were on deposit with various regulatory agencies as required by law as of December 31, 2000 and 1999, respectively.

(4)      Derivative Financial Instruments
         --------------------------------

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate and foreign currency swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges. See note 2 (h) regarding accounting for derivatives under SFAS 133 effective January 1, 2001.

         Interest rate swaps are primarily used to convert specific investment securities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income consistent with the nature of the hedged item. Currently, changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income consistent with the nature of the hedged item. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated investments to U.S. dollars.

         The notional amount of derivative financial instruments outstanding as of December 31, 2000 and 1999 were as follows:


                                                                                          2000            1999
         ===========================================================================================================
         Interest rate swaps -
            Pay fixed/receive variable rate swaps hedging investments                $   7,585         $ 1,585
            Pay variable/receive fixed rate swaps hedging investments                    5,000             -

         Foreign currency swaps -
             Hedging foreign currency denominated investments                        $   1,420         $ 1,420

         Interest rate futures contracts                                             $  18,700         $ 2,483
         -----------------------------------------------------------------------------------------------------------

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(5)      Federal Income Tax
         ------------------

         The tax effects of temporary differences that give rise to significant components of the net deferred tax (liability) asset as of December 31, 2000 and 1999 are as follows:


                                                                                          2000            1999
         ===========================================================================================================
         Deferred tax assets:
           Fixed maturity securities                                                    $    -       $   3,905
           Future policy benefits                                                        9,874          17,454
           Liabilities in separate accounts                                             18,505          15,603
           Mortgage loans on real estate and real estate                                   267             266
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                            28,646          37,228
         -----------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                     4,188               -
           Equity securities                                                               297           1,284
           Deferred policy acquisition costs                                            14,963          15,624
           Other                                                                        11,525          13,799
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                       30,973          30,707
         -----------------------------------------------------------------------------------------------------------
              Net deferred tax (liability) asset                                      $ (2,327)      $   6,521
         ===========================================================================================================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset all future deductible amounts. The Company has determined that valuation allowances are not necessary as of December 31, 2000, 1999 and 1998 based on its analysis of future deductible amounts.

         The Company's current federal income tax (asset) liability was $(3,544) and $1,860 as of December 31, 2000 and 1999, respectively.

         Federal income tax expense for the years ended December 31 was as follows:


                                                                          2000            1999            1998
         -----------------------------------------------------------------------------------------------------------
         Currently payable                                            $ (1,434)        $ 4,391        $ 10,014
         Deferred tax expense (benefit)                                  6,146             180          (2,513)
         -----------------------------------------------------------------------------------------------------------
                                                                      $  4,712         $ 4,571       $   7,501
         ===========================================================================================================

         Total federal income tax expense for the years ended December 31, 2000, 1999 and 1998 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:


                                                           2000                   1999                  1998
                                                   ---------------------  ---------------------  --------------------
                                                     Amount        %        Amount        %        Amount       %
         ============================================================================================================
         Computed (expected) tax expense             $ 6,034      35.0      $ 4,822      35.0      $ 7,707     35.0
         Tax exempt interest and dividends
            received deduction                        (1,324)     (7.7)        (255)     (1.8)        (223)    (1.0)
         Other, net                                        2       -              4       -             17      0.1
         ------------------------------------------------------------------------------------------------------------
               Total (effective rate of each year)   $ 4,712      27.3      $ 4,571      33.2      $ 7,501     34.1
         ============================================================================================================

         Total federal income tax paid was $3,970, $4,053 and $9,298 during the years ended December 31, 2000, 1999 and 1998, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(6)      Comprehensive Income
         --------------------

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts for the years ended December 31, 2000, 1999 and 1998 were as follows:


                                                                            2000            1999           1998
         ============================================================================================================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                         $ 18,765       $ (36,729)       $ 6,898
            Adjustment to deferred policy acquisition costs                (12,083)         18,645         (1,947)
            Related federal income tax (expense) benefit                    (2,339)          6,330         (1,733)
         ------------------------------------------------------------------------------------------------------------
               Net                                                           4,343         (11,754)         3,218
         ------------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                            1,037            (260)          (509)
            Related federal income tax expense (benefit)                      (363)             91            178
         ------------------------------------------------------------------------------------------------------------
               Net                                                             674            (169)          (331)
         ------------------------------------------------------------------------------------------------------------
         Total Other Comprehensive Income (Loss)                           $ 5,017       $ (11,923)       $ 2,887
         ============================================================================================================

(7)      Fair Value of Financial Instruments
         -----------------------------------

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The Company in estimating its fair value disclosures used the following methods and assumptions:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: The estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

              FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

              INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:


                                                                    2000                             1999
                                                       -------------------------------  -------------------------------
                                                          Carrying       Estimated         Carrying       Estimated
                                                           amount        fair value         amount        fair value
=======================================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                $ 1,191,741     $ 1,191,741     $  1,051,447    $  1,051,447
               Equity securities                              1,828           1,828            5,659           5,659
             Mortgage loans on real estate, net             380,685         388,396          330,068         324,610
             Policy loans                                     1,517           1,517              465             465
             Short-term investments                          61,194          61,194              706             706
           Cash                                                   -               -            4,280           4,280
           Assets held in separate accounts               2,242,478       2,242,478        2,127,080       2,127,080

         Liabilities:
           Investment contracts                          (1,616,017)     (1,562,224)      (1,335,787)     (1,283,459)
           Policy reserves on life insurance contracts     (149,434)       (149,783)        (145,020)       (145,370)
           Liabilities related to separate accounts      (2,242,478)     (2,189,633)      (2,127,080)     (2,082,541)

         Derivative financial instruments:
           Interest rate swaps hedging assets                   703             952              109             109
           Foreign currency swaps                               128             128              (18)            (18)
           Futures contracts                                   (151)           (151)              21              21

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(8)      Risk Disclosures
         ----------------

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $16,280 extending into 2001 were outstanding as of December 31, 2000.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLAIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2000, NLAIC's credit risk from these derivative financial instruments was $1.0 million.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 29% (30% in 1999) in any geographic area and no more than 1% (5% in 1999) with any one borrower as of December 31, 2000. As of December 31, 2000 17% (22% in 1999) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed apartment building properties.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(9)      Pension Plan and Postretirement Benefits Other Than Pensions
         ------------------------------------------------------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension costs charged to operations by the Company during the years ended December 31, 2000, 1999 and 1998 were $77, $127 and $235, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2000 and 1999 was $1,090 and $1,040, respectively, and the net periodic postretirement benefit cost (NPPBC) for 2000, 1999 and 1998 was $132, $177 and $130, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2000 and 1999 follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                 ------------------------------  ---------------------------
                                                                       2000          1999            2000          1999
         ===================================================================================================================
         Change in benefit obligation:
         Benefit obligation at beginning of year                    $ 1,811,400   $ 2,185,000    $    239,800    $  270,100
         Service cost                                                    81,400        80,000          12,200        14,200
         Interest cost                                                  125,300       109,900          18,700        17,600
         Actuarial loss (gain)                                           34,800       (95,000)         16,100       (64,400)
         Plan settlement                                                      -      (396,100)            -             -
         Benefits paid                                                  (71,200)      (72,400)        (10,400)      (11,000)
         Acquired companies                                                 -             -                 -        13,300
         -------------------------------------------------------------------------------------------------------------------
         Benefit obligation at end of year                            1,981,700     1,811,400         276,400       239,800
         -------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year               2,247,600     2,541,900          91,300        77,900
         Actual return on plan assets                                   140,900       161,800          12,200         3,500
         Employer contribution                                                -        12,400          26,300        20,900
         Plan curtailment in 2000/settlement in 1999                     19,800      (396,100)            -             -
         Benefits paid                                                  (71,200)      (72,400)        (10,400)      (11,000)
         -------------------------------------------------------------------------------------------------------------------
         Fair value of plan assets at end of year                     2,337,100     2,247,600         119,400        91,300
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                  355,400       436,200        (157,000)     (148,500)
         Unrecognized prior service cost                                 25,000        28,200             -             -
         Unrecognized net gains                                        (311,700)     (402,000)        (34,100)      (46,700)
         Unrecognized net (asset) obligation at transition               (6,400)       (7,700)          1,000         1,100
         -------------------------------------------------------------------------------------------------------------------
         Prepaid (accrued) benefit cost                            $      62,300 $      54,700     $ (190,100)   $ (194,100)
         ===================================================================================================================

         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:


                                                                        Pension Benefits          Postretirement Benefits
                                                                   ----------------------------  ---------------------------
                                                                       2000          1999            2000          1999
         ===================================================================================================================

         Weighted average discount rate                                6.75%         7.00%           7.50%         7.80%
         Rate of increase in future compensation levels                5.00%         5.25%            -             -
         Assumed health care cost trend rate:
               Initial rate                                              -             -            15.00%        15.00%
               Ultimate rate                                             -             -             5.50%         5.50%
               Uniform declining period                                  -             -             5 Years       5 Years
         -------------------------------------------------------------------------------------------------------------------

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 2000, 1999 and 1998 follows:


                                                                          2000            1999            1998
         ===========================================================================================================

         Service cost (benefits earned during the period)             $   81,400      $   80,000      $   87,600
         Interest cost on projected benefit obligation                   125,300         109,900         123,400
         Expected return on plan assets                                 (184,500)       (160,300)       (159,000)
         Recognized gains                                                (11,800)         (9,100)         (3,800)
         Amortization of prior service cost                                3,200           3,200           3,200
         Amortization of unrecognized transition obligation (asset)       (1,300)         (1,400)          4,200
         -----------------------------------------------------------------------------------------------------------
                                                                      $   12,300      $   22,300      $   55,600
         ===========================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the plan resulting in a curtailment gain of $67,100. During 1999, the Plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32,900. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19,800.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:


                                                                          2000            1999            1998
         ===========================================================================================================
         Weighted average discount rate                                  7.00%           6.08%           6.00%
         Rate of increase in future compensation levels                  5.25%           4.33%           4.25%
         Expected long-term rate of return on plan assets                8.25%           7.33%           7.25%
         -----------------------------------------------------------------------------------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2000, 1999 and 1998 were as follows:


                                                                          2000            1999            1998
         ===========================================================================================================
         Service cost (benefits attributed to employee service
            during the year)                                            $ 12,200        $ 14,200       $   9,800
         Interest cost on accumulated postretirement benefit
            obligation                                                    18,700          17,600          15,400
         Expected return on plan assets                                   (7,900)         (4,800)         (4,400)
         Amortization of unrecognized transition obligation of
            affiliates                                                       600             600             200
         Net amortization and deferral                                    (1,300)           (500)            600
         -----------------------------------------------------------------------------------------------------------
                                                                        $ 22,300        $ 27,100        $ 21,600
         ===========================================================================================================

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 2000, 1999 and 1998 were as follows:


                                                                          2000            1999            1998
         ===========================================================================================================
         NPPBC:
           Discount rate                                             7.80%           6.65%           6.70%
           Long term rate of return on plan
               assets, net of tax in 1999 and 1998                   8.30%           7.15%           5.83%
           Assumed health care cost trend rate:
               Initial rate                                         15.00%          15.00%          12.00%
               Ultimate rate                                         5.50%           5.50%           6.00%
               Uniform declining period                            5 Years         5 Years        12 Years
         -----------------------------------------------------------------------------------------------------------

         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2000 and on the NPPBC for the year ended December 31, 2000 was not calculated.

(10)     Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings
         ----------------------------------------------------------------------
         and Dividend Restrictions
         -------------------------

         Ohio, the Company's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         The statutory capital and surplus of the Company as reported to regulatory authorities as of December 31, 2000, 1999 and 1998 was $67,769, $63,275 and $70,135, respectively. The statutory net loss of the Company as reported to regulatory authorities for the years ended December 31, 2000, 1999 and 1998 was $(6,150), $(305) and $(3,371),
         respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which is effective January 1, 2001 for NLAIC. The resulting change to the Company's January 1, 2001 surplus was an increase of approximately $3,674. The significant change for NLAIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2000, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $6,777.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     Transactions With Affiliates
         ----------------------------

         In December 2000, the Company received a capital contribution from NLIC in the amount of $25,000.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2000, 1999 and 1998, the Company made lease payments to NMIC and its subsidiaries of $441, $660 and $430, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2000, 1999 and 1998, the Company made payments to NMIC and Nationwide Services Company totaling $4,704, $5,150 and $2,933, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         Effective December 31, 1996, the Company entered into an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a 100% coinsurance with funds withheld basis. On December 31, 1997, the agreement was amended to a modified coinsurance basis. Under modified coinsurance agreements, invested assets and liabilities for future policy benefits are retained by the ceding company and net investment earnings on the invested assets are paid to the assuming company. Under terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain inforce until all contract obligations are settled. Amounts ceded to NLIC in 2000 are included in NLIC's results of operations for 2000 and include premiums of $432,803 ($258,468 and $241,503 in 1999 and 1998, respectively), net investment income of $88,771 ($75,963 and $66,353 in 1999 and 1998, respectively) and benefits, claims and other expenses of $524,715 ($319,240 and $296,659 in 1999 and 1998, respectively). In consideration for the initial inforce business reinsured, NLIC paid the Company $26,473 in commission and expense allowances which were applied to the Company's deferred policy acquisition costs as of December 31, 1996. No significant gain or loss was recognized as a result of the agreement.

         During 1999, the Company entered into an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract was ceded on a 100% coinsurance basis. Amounts ceded to NLIC include premiums of $87,696 in 1999 (none in 2000) and expenses of $185 and $3,150 during 2000 and 1999, respectively. Policy reserves ceded under this agreement totaled $96,892 and $91,667 as of December 31, 2000 and 1999,
         respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. The Company believes that the terms of the reinsurance agreements with affiliates are consistent in all material respects with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $56,332 and $706 as of December 31, 2000 and 1999, respectively, and are included in short-term investments on the accompanying balance sheets.

(12)     Contingencies
         -------------

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(13)     Segment Information
         -------------------

         The Company has redefined its business segments in order to align this disclosure with the way management currently views its core operations. This updated view better reflects the different economics of the Company's various businesses and also aligns well with the current market focus. As a result, the Company now reports two product segments: Individual Annuity and Life Insurance. All 1999 and 1998 amounts have been restated to reflect the new business segments.

         The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

         The Life Insurance segment consists of insurance products, including universal life insurance, corporate-owned life insurance and bank-owned life insurance products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the two product segments and unallocated expenses. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments in the Corporate segment.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2000, 1999 and 1998.


                                               Individual         Life
                                                 Annuity        Insurance       Corporate         Total
         ====================================================================================================
         2000:
         Net investment income                  $     5,349     $    2,831      $    6,552      $   14,732
         Other operating revenue                     35,650         22,568               -          58,218
         ----------------------------------------------------------------------------------------------------
            Total operating revenue (1)              40,999         25,399           6,552          72,950
         ----------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                          8,078          3,019               -          11,097
         Amortization of deferred policy
            acquisition costs                         9,189            704               -           9,893
         Other benefits and expenses                 22,098         13,465               -          35,563
         ----------------------------------------------------------------------------------------------------
            Total expenses                           39,365         17,188               -          56,553
         ----------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                        1,634          8,211           6,552          16,397
         Realized gains on investments                 -               -               842             842
         ----------------------------------------------------------------------------------------------------
         Income before federal
            income tax                          $     1,634     $    8,211      $    7,394      $   17,239
         ====================================================================================================
         Assets as of year end                  $ 3,573,040     $  548,240      $   52,954      $4,174,234
         ----------------------------------------------------------------------------------------------------
         1999:
         Net investment income                  $     6,246     $    1,596      $    6,117      $   13,959
         Other operating revenue                     29,497         16,647               -          46,144
         ----------------------------------------------------------------------------------------------------
            Total operating revenue (1)              35,743         18,243           6,117          60,103
         ----------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                          6,561          1,987               -           8,548
         Amortization of deferred policy
            acquisition costs                         8,649          4,943               -          13,592
         Other benefits and expenses                 20,971          8,424               -          29,395
         ----------------------------------------------------------------------------------------------------
            Total expenses                           36,181         15,354               -          51,535
         ----------------------------------------------------------------------------------------------------
         Operating income (loss) before
            federal income tax                         (438)         2,889           6,117           8,568
         Realized gains on investments                    -              -           5,208           5,208
         ----------------------------------------------------------------------------------------------------
         Income (loss) before federal
            income tax                          $      (438)    $    2,889      $   11,325      $   13,776
         ====================================================================================================

         Assets as of year end                  $ 3,309,810     $  382,388      $   70,265      $3,762,463
         ----------------------------------------------------------------------------------------------------

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

                                               Individual         Life
                                                 Annuity        Insurance       Corporate         Total
         ====================================================================================================
         1998:
         Net investment income                 $    5,375        $       408     $   5,531       $      11,314
         Other operating revenue                   21,391              8,386             -              29,777
         ----------------------------------------------------------------------------------------------------
            Total operating revenue (1)            26,766              8,794         5,531              41,091
         ----------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                        4,660                221             -               4,881
         Amortization of deferred policy
            acquisition costs                       3,974                374             -               4,348
         Other benefits and expenses                6,529              4,009             -              10,538
         ----------------------------------------------------------------------------------------------------
            Total expenses                         15,163              4,604             -              19,767

         ----------------------------------------------------------------------------------------------------
         Operating income before federal
             income tax                            11,603              4,190         5,531              21,324
         Realized gains on investments                  -                  -           696                 696
         ----------------------------------------------------------------------------------------------------
         Income before federal
             income tax                        $   11,603        $     4,190     $   6,227       $      22,020
         ====================================================================================================
         Assets as of year end                 $2,664,869        $    92,482     $  82,087       $   2,839,438
         ----------------------------------------------------------------------------------------------------

          (1)  Excludes net realized gains and losses on investments

The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C. OTHER INFORMATION

Item 24.   FINANCIAL STATEMENTS AND EXHIBITS

                  (a) To be filed by Financial Statements:

                      (1)  Financial statements included
                           in Prospectus
                           (Part A):

                           Condensed Financial Information.

                      (2)  Financial statements included
                           in Part B:

                           Those financial statements required
                           by Item 23 to be included in Part B
                           have been incorporated therein by
                           reference to the Statement of
                           Additional Information (Part A).

                      Nationwide VA Separate Account-C:

                           Independent Auditors' Report.


                           Statement of Assets, Liabilities
                           and Contract Owners' Equity as of
                           December 31, 2000.



                           Statements of Operations for the
                           years ended December 31, 2000.



                           Statements of Changes in Contract
                           Owners' Equity for the years ended
                           December 31, 2000 and 1999.


                           Notes to Financial Statements.

                      Nationwide Life and Annuity Insurance Company:

                           Independent Auditors' Report.


                           Balance Sheets as of December 31, 2000
                           and 1999.



                           Statements of Income for the years ended
                           December 31, 2000, 1999 and 1998.



                           Statements of Shareholder's Equity
                           for the years ended December 31,
                           2000, 1999 and 1998.



                           Statements of Cash Flows for the years ended
                           December 31, 2000, 1999 and 1998.


                           Notes to Financial Statements.

Item 24.   (b)  Exhibits
                      (1)   Resolution of the Depositor's Board of
                            Directors authorizing the
                            establishment of the Registrant -
                            Filed previously with Registration
                            Statement (File No. 33-66496) and
                            hereby incorporated by reference.

                      (2)   Not Applicable


                      (3)   Underwriting or Distribution contracts
                            between the Depositor and Principal
                            Underwriter - Filed previously with
                            Post-Effective Amendment No.8 (File No.
                            33-66496) and hereby incorporated by
                            reference.



                      (4) The form of the variable annuity contract - Filed previously with Registration
                            Statement (File No. 33-66496) and hereby incorporated by reference.


                      (5)   Variable Annuity Application - Filed
                            previously with Registration Statement
                            (File No. 33-66496) and hereby incorporated by reference.

                      (6) Articles of Incorporation of Depositor - Filed previously with Registration Statement
                            (File No. 33-66496) and hereby incorporated herein by reference.

                      (7)   Not Applicable

                      (8)   Not Applicable

                      (9) Opinion of Counsel - Filed previously with Registration Statement (Filed No. 33-66496) and hereby incorporated by reference.

                      (10)  Not Applicable

                      (11)  Not Applicable

                      (12)  Not Applicable

                      (13) Performance Advertising Calculation Schedule - Filed previously with Registration Statement (File No. 33-66496) and hereby incorporated by reference.

Item 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR


                    NAME AND PRINCIPAL                     POSITIONS AND OFFICES
                     BUSINESS ADDRESS                         WITH DEPOSITOR

                     Lewis J. Alphin                              Director
                     519 Bethel Church Road
                     Mount Olive, NC 28365-6107

                     A. I. Bell                                   Director
                     4121 North River Road West
                     Zanesville, OH 43701

                     Yvonne M. Curl                               Director
                     Avaya Inc.
                     Room 3C322
                     211 Mt. Airy Road
                     Basking Ridge, NJ 07290

                     Kenneth D. Davis                             Director
                     7229 Woodmansee Road
                     Leesburg, OH 45135

                     Keith W. Eckel                               Director
                     1647 Falls Road
                     Clarks Summit, PA 18411

                     Willard J. Engel                             Director
                     301 East Marshall Street
                     Marshall, MN 56258

                     Fred C. Finney                               Director
                     1558 West Moreland Road
                     Wooster, OH 44691

                     Joseph J. Gasper               President and Chief Operating Officer
                     One Nationwide Plaza                       and Director
                     Columbus, OH  43215

                     W.G. Jurgensen                        Chief Executive Officer
                     One Nationwide Plaza                       and Director
                     Columbus, OH 43215

                     David O. Miller                 Chairman of the Board and Director
                     115 Sprague Drive
                     Hebron, OH 43025

                     Ralph M. Paige                               Director
                     Federation of Southern
                     Cooperatives/Land Assistance
                     Fund
                     2769 Church Street
                     East Point, GA  30344

                     James F. Patterson                           Director
                     8765 Mulberry Road
                     Chesterland, OH  44026

                     Arden L. Shisler                             Director
                     1356 North Wenger Road
                     Dalton, OH  44618

                     NAME AND PRINCIPAL                     POSITIONS AND OFFICES
                     BUSINESS ADDRESS                          WITH DEPOSITOR

                     Robert L. Stewart                            Director
                     88740 Fairview Road
                     Jewett, OH  43986

                     Richard D. Headley                   Executive Vice President
                     One Nationwide Plaza
                     Columbus, OH 43215

                     Michael S. Helfer                   Executive Vice President -
                     One Nationwide Plaza                    Corporate Strategy
                     Columbus, OH 43215

                     Donna A. James.                     Executive Vice President -
                     One Nationwide Plaza               Chief Administrative Officer
                     Columbus, OH 43215

                     Robert A. Oakley                   Executive Vice President -
                     One Nationwide Plaza           Chief Financial Officer and Treasurer
                     Columbus, OH 43215

                     Robert J. Woodward, Jr.             Executive Vice President -
                     One Nationwide Plaza                 Chief Investment Officer
                     Columbus, Ohio 43215

                     John R. Cook, Jr.                     Senior Vice President -
                     One Nationwide Plaza               Chief Communications Officer
                     Columbus, OH 43215

                     Thomas L. Crumrine                     Senior Vice President
                     One Nationwide Plaza
                     Columbus, OH 43215

                     David A. Diamond                     Senior Vice President -
                     One Nationwide Plaza                    Corporate Strategy
                     Columbus, OH 43215

                     Philip C. Gath                       Senior Vice President -
                     One Nationwide Plaza            Chief Actuary -Nationwide Financial
                     Columbus, OH  43215

                     Patricia R. Hatler                    Senior Vice President,
                     One Nationwide Plaza               General Counsel and Secretary
                     Columbus, OH 43215

                     David K. Hollingsworth              Senior Vice President -
                     One Nationwide Plaza                 Business Development and
                     Columbus, OH 43215                       Sponsor Relations

                     David R. Jahn                        Senior Vice President -
                     One Nationwide Plaza                    Project Management
                     Columbus, OH 43215

                     Richard A. Karas                  Senior Vice President - Sales -
                     One Nationwide Plaza                    Financial Services
                     Columbus, OH 43215

                     NAME AND PRINCIPAL                     POSITIONS AND OFFICES
                     BUSINESS ADDRESS                          WITH DEPOSITOR

                     Gregory S. Lashutka                  Senior Vice President -
                     One Nationwide Plaza                    Corporate Relations
                     Columbus, OH 43215

                     Edwin P. McCausland, Jr.             Senior Vice President -
                     One Nationwide Plaza                  Fixed Income Securities
                     Columbus, OH 43215

                     Mark D. Phelan                       Senior Vice President -
                     One Nationwide Plaza                 Technology and Operations
                     Columbus, OH 43215

                     Douglas C. Robinette                  Senior Vice President -
                     One Nationwide Plaza                          Claims
                     Columbus, OH 43215

                     Mark R. Thresher                     Senior Vice President -
                     One Nationwide Plaza              Finance - Nationwide Financial
                     Columbus, OH 43215

                     Richard M. Waggoner                  Senior Vice President -
                     One Nationwide Plaza                        Operations
                     Columbus, OH 43215

                     Susan A. Wolken                   Senior Vice President - Product
                     One Nationwide Plaza                Management and Nationwide
                     Columbus, OH 43215                      Financial Marketing

Item 26.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
           DEPOSITOR OR REGISTRANT.

             *Subsidiaries for which separate financial statements are filed **Subsidiaries included in the respective consolidated financial statements
             ***Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
             ****other subsidiaries


-----------------------------------------------------------------------------------------------------------
            COMPANY             STATE/COUNTRY OF           NO. VOTING           PRINCIPAL BUSINESS
                                  ORGANIZATION             SECURITIES
                                                         (SEE ATTACHED
                                                          CHART UNLESS
                                                           OTHERWISE
                                                           INDICATED)
-----------------------------------------------------------------------------------------------------------
The 401(k) Companies, Inc.      Texas                                    Holding company
-----------------------------------------------------------------------------------------------------------
The 401(k) Company              Texas                                    Third-party administrator for
                                                                         401(k) plans
-----------------------------------------------------------------------------------------------------------
401(k) Investment Advisors,     Texas                                    Investment advisor registered
Inc.                                                                     with the SEC
-----------------------------------------------------------------------------------------------------------
401(k) Investments Services,    Texas
Inc.                                                                     NASD registered broker-dealer
-----------------------------------------------------------------------------------------------------------
Affiliate Agency, Inc.          Delaware                                 Insurance agency marketing life
                                                                         insurance and annuity products
                                                                         through financial institutions
-----------------------------------------------------------------------------------------------------------
Affiliate Agency of Ohio, Inc.  Ohio                                     Insurance agency marketing life
                                                                         insurance and annuity products
                                                                         through financial institutions
-----------------------------------------------------------------------------------------------------------
AGMC Reinsurance, Ltd.          Turks and Caico                          Reinsurance company
                                Islands
-----------------------------------------------------------------------------------------------------------
AID Finance Services, Inc.      Iowa                                     Holding company
-----------------------------------------------------------------------------------------------------------
Allied Document Solutions, Inc. Iowa                                     General printing services
-----------------------------------------------------------------------------------------------------------
ALLIED General Agency Company   Iowa                                     Managing general agent and
                                                                         surplus lines broker for
                                                                         property and casualty insurance
                                                                         products
-----------------------------------------------------------------------------------------------------------
ALLIED Group, Inc.              Iowa                                     Property and casualty holding
                                                                         company
-----------------------------------------------------------------------------------------------------------
ALLIED Group Insurance                                                   Direct marketer for property and
Marketing Company               Iowa                                     casualty insurance products
-----------------------------------------------------------------------------------------------------------
ALLIED Property and Casualty                                             Underwrites general property and
Insurance Company               Iowa                                     casualty insurance
-----------------------------------------------------------------------------------------------------------
Allnations, Inc.                Ohio                                     Promotes international
                                                                         cooperative insurance
                                                                         organizations
-----------------------------------------------------------------------------------------------------------
AMCO Insurance Company          Iowa                                     Underwrites general property and
                                                                         casualty insurance
-----------------------------------------------------------------------------------------------------------
American Marine Underwriters,   Florida                                  Underwriting manager for ocean
Inc.                                                                     cargo and bulk insurance
-----------------------------------------------------------------------------------------------------------
Asset Management Holdings, P/C  United Kingdom                           Holding company
-----------------------------------------------------------------------------------------------------------
Auto Direkt Insurance Company   Germany                                  Insurance company
-----------------------------------------------------------------------------------------------------------
Cal-Ag Insurance services, Inc. California                               Captive insurance brokerage firm
-----------------------------------------------------------------------------------------------------------
CalFarm Insurance Agency        California                               Former marketing company for
                                                                         traditional agent producers of
                                                                         CalFarm Insurance Company
-----------------------------------------------------------------------------------------------------------
CalFarm Insurance Company       California                               Multi-line insurance company
-----------------------------------------------------------------------------------------------------------
Caliber Funding                 Delaware                                 A limited purpose corporation
-----------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
           COMPANY           STATE/COUNTRY OF            NO. VOTING            PRINCIPAL BUSINESS
                               ORGANIZATION              SECURITIES
                                                       (SEE ATTACHED
                                                        CHART UNLESS
                                                         OTHERWISE
                                                         INDICATED)
---------------------------------------------------------------------------------------------------------
Colonial County Mutual         Texas                                    Insurance company
Insurance Company
---------------------------------------------------------------------------------------------------------
Columbus Insurance Brokerage   Germany                                  General service insurance broker
and Service GmbH
---------------------------------------------------------------------------------------------------------
Cooperative Service Company    Nebraska                                 Insurance agency that sells and
                                                                        services commercial insurance
---------------------------------------------------------------------------------------------------------
Damian Securities Limited      England/Wales                            Investment holding company
---------------------------------------------------------------------------------------------------------
Depositors Insurance Company   Iowa                                     Underwrites property and
                                                                        casualty insurance
---------------------------------------------------------------------------------------------------------
Discover Insurance Agency of   Texas                                    Insurance agency
Texas, LLC
---------------------------------------------------------------------------------------------------------
Discover Insurance Agency, LLC Texas                                    Insurance agency
---------------------------------------------------------------------------------------------------------
eNationwide, LLC               Ohio                                     Limited liability company that
                                                                        provides administrative
                                                                        services to Nationwide's direct
                                                                        operations
---------------------------------------------------------------------------------------------------------
Excaliber Funding Corporation  Delaware                                 Limited purpose corporation
---------------------------------------------------------------------------------------------------------
F&B, Inc.                      Iowa                                     Insurance agency
---------------------------------------------------------------------------------------------------------
Farmland Mutual Insurance      Iowa                                     Mutual insurance company
Company
---------------------------------------------------------------------------------------------------------
Fenplace Limited               England/Wales                            Inactive
---------------------------------------------------------------------------------------------------------
Fenplace Two Ltd.              England/Wales                            Previously provided investment
                                                                        management and advisory services
                                                                        to business, institutional and
                                                                        private investors; transferred
                                                                        investment management activity
                                                                        to Gartmore Investment Limited
---------------------------------------------------------------------------------------------------------
Financial Horizons             Alabama                                  Insurance agency marketing life
Distributors Agency of                                                  insurance and annuity products
Alabama, Inc.                                                           through financial institutions
---------------------------------------------------------------------------------------------------------
Financial Horizons             Ohio                                     Insurance marketing life
Distributors Agency of Ohio,                                            insurance and annuity products
Inc.                                                                    through financial institutions
---------------------------------------------------------------------------------------------------------
Financial Horizons             Oklahoma                                 Insurance marketing life
Distributors Agency of                                                  insurance and annuity products
Oklahoma, Inc.                                                          through financial institutions
---------------------------------------------------------------------------------------------------------
Financial Horizons                                                      Insurance marketing life
Distributors Agency of Texas,                                           insurance and annuity products
Inc.                           Texas                                    through financial institutions
---------------------------------------------------------------------------------------------------------
*Financial Horizons            Massachusetts                            Diversified, open-end
Investment Trust                                                        investment company
---------------------------------------------------------------------------------------------------------
Financial Horizons Securities  Oklahoma                                 Limited broker-dealer doing
Corporation                                                             business solely in the
                                                                        financial institution market
---------------------------------------------------------------------------------------------------------
Gartmore 1990 Ltd.             England/Wales                            A general partner in a limited
                                                                        partnership formed to invest in
                                                                        unlisted securities
---------------------------------------------------------------------------------------------------------
Gartmore 1990 Trustee Ltd.     England/Wales                            Inactive
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
            COMPANY              STATE/COUNTRY OF        NO. VOTING           PRINCIPAL BUSINESS
                                   ORGANIZATION          SECURITIES
                                                       (SEE ATTACHED
                                                        CHART UNLESS
                                                         OTHERWISE
                                                         INDICATED)
---------------------------------------------------------------------------------------------------------
Gartmore Capital Management      England/Wales                        Investment management and
Ltd.                                                                  advisory services to business,
                                                                      institutional and private
                                                                      investors; transferred investment
                                                                      management activity to Gartmore
                                                                      Investment Limited
---------------------------------------------------------------------------------------------------------
Gartmore Europe Ltd.             England/Wales                        Investment holding company
---------------------------------------------------------------------------------------------------------
Gartmore Fund Managers           Jersey, Channel                      Investment administration and
International Limited            Islands                              support
---------------------------------------------------------------------------------------------------------
Gartmore Fund Managers Ltd.      England/Wales                        Authorized unit trust management
---------------------------------------------------------------------------------------------------------
Gartmore Indosuez UK Recovery    England/Wales                        General partner in two limited
Fund                                                                  partnerships formed to invest in
                                                                      unlisted securities
---------------------------------------------------------------------------------------------------------
Gartmore Investment Ltd.         England/Wales                        Investment management and advisory
                                                                      services to pension funds, unit
                                                                      trusts and other collective
                                                                      investment schemes, investment
                                                                      trusts and portfolios for
                                                                      corporate and other institutional
                                                                      clients
---------------------------------------------------------------------------------------------------------
Gartmore Investment Management   Jersey, Channel                      Investment management services
(Channel Islands) Limited        Islands
---------------------------------------------------------------------------------------------------------
Gartmore Investment Management   England/Wales                        Investment holding company
plc
---------------------------------------------------------------------------------------------------------
Gartmore Investment Services     Germany                              Marketing support
GmbH
---------------------------------------------------------------------------------------------------------
Gartmore Investment Services     England/Wales                        Investment holding company
Ltd.
---------------------------------------------------------------------------------------------------------
Gartmore Japan Limited           Japan                                Investment management
---------------------------------------------------------------------------------------------------------
Gartmore Nominees Ltd.           England/Wales                        Inactive
---------------------------------------------------------------------------------------------------------
Gartmore Nominees (Jersey) Ltd.  Jersey, Channel                      Inactive
                                 Islands
---------------------------------------------------------------------------------------------------------
Gartmore Pension Fund Trustees,  England/Wales                        Trustee of Gartmore Pension Scheme
Ltd.
---------------------------------------------------------------------------------------------------------
Gartmore Scotland Ltd.           Scotland                             Inactive
---------------------------------------------------------------------------------------------------------
Gartmore Securities Ltd.         England/Wales                        Investment holding company; joint
                                                                      partner in Gartmore Global
                                                                      Partners
---------------------------------------------------------------------------------------------------------
Gartmore U.S. Ltd.               England/Wales                        Joint partner in Gartmore Global
                                                                      Partners
---------------------------------------------------------------------------------------------------------
GIL Nominees Ltd.                England/Wales                        Inactive
---------------------------------------------------------------------------------------------------------
GatesMcDonald Health Plus Inc.   Ohio                                 Managed care organization
---------------------------------------------------------------------------------------------------------
Gates, McDonald & Company        Ohio                                 Services employers for managing
                                                                      workers' and unemployment
                                                                      compensation matters
---------------------------------------------------------------------------------------------------------
Gates, McDonald & Company of     Nevada                               Self-insurance administration,
Nevada                                                                claims examinations and data
                                                                      processing services
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
COMPANY                          STATE/COUNTRY OF        NO. VOTING           PRINCIPAL BUSINESS
                                   ORGANIZATION          SECURITIES
                                                       (SEE ATTACHED
                                                        CHART UNLESS
                                                         OTHERWISE
                                                         INDICATED)
---------------------------------------------------------------------------------------------------------
Gates, McDonald & Company of     New York                             Workers'
New York, Inc.                                                        compensation/self-insured claims
                                                                      administration services to
                                                                      employers with exposure in New
                                                                      York
---------------------------------------------------------------------------------------------------------
Insurance Intermediaries, Inc.   Ohio                                 Insurance agency providing
                                                                      commercial property and casualty
                                                                      brokerage services
---------------------------------------------------------------------------------------------------------
Landmark Financial Services of   New York                             Insurance agency marketing life
New York, Inc.                                                        insurance and annuity products
                                                                      through financial institutions
---------------------------------------------------------------------------------------------------------
Leben Direkt Insurance Company   Germany                              Life insurance through direct mail
---------------------------------------------------------------------------------------------------------
Lone Star General Agency, Inc.   Texas                                General agent to market
                                                                      non-standard automobile and
                                                                      motorcycle insurance for Colonial
                                                                      Mutual Insurance Company
---------------------------------------------------------------------------------------------------------
MedProSolutions, Inc.            Massachusetts                        Provides third-party
                                                                      administration services for
                                                                      workers compensation, automobile
                                                                      injury and disability claims
---------------------------------------------------------------------------------------------------------
Morley & Associates, Inc.        Oregon                               Insurance brokerage
---------------------------------------------------------------------------------------------------------
Morley Capital Management, Inc.  Oregon                               Investment adviser and stable
                                                                      value money management
---------------------------------------------------------------------------------------------------------
Morley Financial Services, Inc.  Oregon                               Holding company
---------------------------------------------------------------------------------------------------------
Morley Research Associates, Ltd. Delaware                             Credit research consulting
---------------------------------------------------------------------------------------------------------
**MRM Investments, Inc.          Ohio                                 Owns and operates a recreational
                                                                      ski facility
---------------------------------------------------------------------------------------------------------
**National Casualty Company      Wisconsin                            Insurance company
---------------------------------------------------------------------------------------------------------
National Casualty Company of     England                              Insurance company
America, Ltd.
---------------------------------------------------------------------------------------------------------
National Deferred Compensation,  Ohio                                 Administers deferred compensation
Inc.                                                                  plans for public employees
---------------------------------------------------------------------------------------------------------
**National Premium and Benefit   Delaware                             Provides third-party
Administration Company                                                administration services
---------------------------------------------------------------------------------------------------------
Nationwide Advisory Services,    Ohio                                 Registered broker-dealer
Inc.                                                                  providing investment management
                                                                      and administrative services
---------------------------------------------------------------------------------------------------------
Nationwide Affinity Insurance    Kansas                               Insurance company
Company of America
---------------------------------------------------------------------------------------------------------
**Nationwide Agency, Inc.        Ohio                                 Insurance agency
---------------------------------------------------------------------------------------------------------
Nationwide Agribusiness          Iowa                                 Provides property and casualty
Insurance Company                                                     insurance primarily to
                                                                      agricultural business
---------------------------------------------------------------------------------------------------------
Nationwide Arena, LLC            Ohio                                 Limited liability company related
                                                                      to arena development
---------------------------------------------------------------------------------------------------------
*Nationwide Asset Allocation                                          Diversified open-end investment
Trust                            Ohio                                 company
---------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
            COMPANY              STATE/COUNTRY OF        NO. VOTING           PRINCIPAL BUSINESS
                                   ORGANIZATION          SECURITIES
                                                       (SEE ATTACHED
                                                        CHART UNLESS
                                                         OTHERWISE
                                                         INDICATED)
----------------------------------------------------------------------------------------------------------
Nationwide Asset Management      United Kingdom                       Holding company
Holdings, Ltd.
----------------------------------------------------------------------------------------------------------
Nationwide Assurance Company     Wisconsin                            Underwrites non-standard
                                                                      automobile and motorcycle insurance
----------------------------------------------------------------------------------------------------------
Nationwide Cash Management       Ohio                                 Investment securities agent
Company
----------------------------------------------------------------------------------------------------------
Nationwide Corporation           Ohio                                 Holding company for entities
                                                                      affiliated with Nationwide Mutual
                                                                      Insurance Company
----------------------------------------------------------------------------------------------------------
Nationwide Exclusive             Ohio                                 A limited liability company
Distribution Company, LLC                                             providing agency support services
                                                                      to Nationwide exclusive agents
----------------------------------------------------------------------------------------------------------
Nationwide Financial Assignment  Ohio                                 Assignment company to administer
Company                                                               structured settlement business
----------------------------------------------------------------------------------------------------------
Nationwide Financial             Delaware                             Insurance agency
Institution Distributors
Agency, Inc.
----------------------------------------------------------------------------------------------------------
Nationwide Financial             New Mexico                           Insurance agency
Institution Distributors
Agency, Inc. of New Mexico
----------------------------------------------------------------------------------------------------------
Nationwide Financial
Institution Distributors
Agency, Inc. of Massachusetts    Massachusetts                        Insurance agency
----------------------------------------------------------------------------------------------------------
Nationwide Financial Services    Bermuda                              Long-term insurer which issued
(Bermuda) Ltd.                                                        variable annuity and variable life
                                                                      products to persons outside the
                                                                      U.S. and Bermuda
----------------------------------------------------------------------------------------------------------
Nationwide Financial Services    Delaware                             Trust which issues and sells
Capital Trust                                                         securities and uses proceeds to
                                                                      acquire debentures
----------------------------------------------------------------------------------------------------------
Nationwide Financial Services    Delaware                             Trust which issues and sells
Capital Trust II                                                      securities and uses proceeds to
                                                                      acquire debentures
----------------------------------------------------------------------------------------------------------
Nationwide Financial Services,   Delaware                             Holding company for entities
Inc.                                                                  associated with Nationwide Mutual
                                                                      Insurance Company
----------------------------------------------------------------------------------------------------------
Nationwide Foundation            Ohio                                 Not-for profit corporation
----------------------------------------------------------------------------------------------------------
Nationwide General Insurance     Ohio                                 Primarily provides automobile and
Company                                                               fire insurance to select customers
----------------------------------------------------------------------------------------------------------
Nationwide Global Finance, LLC   Ohio                                 Acts as a support company for
                                                                      Nationwide Global Holdings, Inc.
                                                                      and its international
                                                                      capitalization efforts
----------------------------------------------------------------------------------------------------------
Nationwide Global Funds          Luxembourg                           Exempted company with limited
                                                                      liability for purpose of issuing
                                                                      investment shares to segregated
                                                                      asset accounts of Nationwide
                                                                      Financial Services (Bermuda) Ltd.
                                                                      and to non-U.S. resident investors
----------------------------------------------------------------------------------------------------------
Nationwide Global Holdings,      Ohio                                 Holding company for Nationwide
Inc.                                                                  Insurance Enterprise international
                                                                      operations
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
            COMPANY              STATE/COUNTRY OF        NO. VOTING           PRINCIPAL BUSINESS
                                   ORGANIZATION          SECURITIES
                                                       (SEE ATTACHED
                                                        CHART UNLESS
                                                         OTHERWISE
                                                         INDICATED)
----------------------------------------------------------------------------------------------------------
Nationwide Global Holdings,      Grand Duchy of                       Analyzes European market of life
Inc.-NGH Luxembourg Branch       Luxembourg                           insurance
----------------------------------------------------------------------------------------------------------
Nationwide Global Japan, Inc.    Delaware                             Holding company
----------------------------------------------------------------------------------------------------------
Nationwide Global Limited        Hong Kong                            Primarily a holding company for
                                                                      Nationwide Global Holdings, Inc.
                                                                      Asian operations
----------------------------------------------------------------------------------------------------------
Nationwide Global Holdings-NGH   Brazil                               Holding company
Brasil Participacoes LTDA
----------------------------------------------------------------------------------------------------------
Nationwide Health Plans, Inc.    Ohio                                 Health insuring organization
----------------------------------------------------------------------------------------------------------
Nationwide Home Mortgage Company Iowa                                 Mortgage lender
----------------------------------------------------------------------------------------------------------
Nationwide Holdings, SA          Brazil                               Participates in other companies
                                                                      related to international operations
----------------------------------------------------------------------------------------------------------
*Nationwide Indemnity Company    Ohio                                 Reinsurance company assuming
                                                                      business from Nationwide Mutual
                                                                      Insurance Company and other
                                                                      insurers within the Nationwide
                                                                      Insurance Enterprise
----------------------------------------------------------------------------------------------------------
Nationwide Insurance Company of  Wisconsin                            Independent agency personal lines
America                                                               underwriter of property and
                                                                      casualty insurance
----------------------------------------------------------------------------------------------------------
Nationwide Insurance Company of  Ohio                                 Transacts general insurance
Florida                                                               business except life insurance
----------------------------------------------------------------------------------------------------------
Nationwide International         California                           Special risks, excess and surplus
Underwriters                                                          lines underwriting manager
----------------------------------------------------------------------------------------------------------
Nationwide Investing Foundation  Michigan                             Provides investors with continuous
                                                                      source of investment under
                                                                      management of trustees
----------------------------------------------------------------------------------------------------------
*Nationwide Investing            Massachusetts                        Diversified, open-end investment
Foundation II                                                         company
----------------------------------------------------------------------------------------------------------
Nationwide Investment Services   Oklahoma                             Registered broker-dealer
Corporation
----------------------------------------------------------------------------------------------------------
Nationwide Investors Services,   Ohio                                 Stock transfer agent
Inc.
----------------------------------------------------------------------------------------------------------
**Nationwide Life and Annuity    Ohio                                 Life insurance company
Insurance Company
----------------------------------------------------------------------------------------------------------
**Nationwide Life Insurance      Ohio                                 Life insurance company
Company
----------------------------------------------------------------------------------------------------------
Nationwide Lloyds                Texas                                Commercial property insurance in
                                                                      Texas
----------------------------------------------------------------------------------------------------------
Nationwide Management Systems,   Ohio                                 Preferred provider organization,
Inc.                                                                  products and related services
----------------------------------------------------------------------------------------------------------
Nationwide Mutual Fire           Ohio                                 Mutual insurance company
Insurance Company
----------------------------------------------------------------------------------------------------------
*Nationwide Mutual Funds         Ohio                                 Diversified, open-end investment
                                                                      company
----------------------------------------------------------------------------------------------------------
Nationwide Mutual Insurance      Ohio                                 Mutual insurance company
Company
----------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
            COMPANY              STATE/COUNTRY OF        NO. VOTING          PRINCIPAL BUSINESS
                                   ORGANIZATION          SECURITIES
                                                       (SEE ATTACHED
                                                        CHART UNLESS
                                                         OTHERWISE
                                                         INDICATED)
-------------------------------------------------------------------------------------------------------
Nationwide Properties, Ltd.      Ohio                                 Develop, own and operate real
                                                                      estate and real estate
                                                                      investments
-------------------------------------------------------------------------------------------------------
Nationwide Property and          Ohio
Casualty Insurance Company                                            Insurance company
-------------------------------------------------------------------------------------------------------
Nationwide Realty Investors,     Ohio                                 Develop, own and operate real
Inc.                                                                  estate and real estate
                                                                      investments
-------------------------------------------------------------------------------------------------------
Nationwide Retirement Plan       Ohio
Services, Inc.                                                        Insurance agency
-------------------------------------------------------------------------------------------------------
Nationwide Retirement            Delaware                             Market and administer deferred
Solutions, Inc.                                                       compensation plans for public
                                                                      employees
-------------------------------------------------------------------------------------------------------
Nationwide Retirement            Alabama                              Market and administer deferred
Solutions, Inc. of Alabama                                            compensation plans for public
                                                                      employees
-------------------------------------------------------------------------------------------------------
Nationwide Retirement            Arizona                              Market and administer deferred
Solutions, Inc. of Arizona                                            compensation plans for public
                                                                      employees
-------------------------------------------------------------------------------------------------------
Nationwide Retirement            Arkansas                             Market and administer deferred
Solutions, Inc. of Arkansas                                           compensation plans for public
                                                                      employees
-------------------------------------------------------------------------------------------------------
Nationwide Retirement            Montana                              Market and administer deferred
Solutions, Inc. of Montana                                            compensation plans for public
                                                                      employees
-------------------------------------------------------------------------------------------------------
Nationwide Retirement            Nevada                               Market and administer deferred
Solutions, Inc. of Nevada                                             compensation plans for public
                                                                      employees
-------------------------------------------------------------------------------------------------------
Nationwide Retirement            New Mexico                           Market and administer deferred
Solutions, Inc. of New Mexico                                         compensation plans for public
                                                                      employees
-------------------------------------------------------------------------------------------------------
Nationwide Retirement            Ohio                                 Market variable annuity
Solutions, Inc. of Ohio                                               contracts to members of the
                                                                      National Education Association
                                                                      in the state of Ohio
-------------------------------------------------------------------------------------------------------
Nationwide Retirement            Oklahoma                             Market variable annuity
Solutions, Inc. of Oklahoma                                           contracts to members of the
                                                                      National Education Association
                                                                      in the state of Oklahoma
-------------------------------------------------------------------------------------------------------
Nationwide Retirement            South Dakota                         Market and administer deferred
Solutions, Inc. of South Dakota                                       compensation plans for public
                                                                      employees
-------------------------------------------------------------------------------------------------------
Nationwide Retirement            Texas                                Market and administer deferred
Solutions, Inc. of Texas                                              compensation plans for public
                                                                      employees
-------------------------------------------------------------------------------------------------------
Nationwide Retirement            Wyoming                              Market variable annuity
Solutions, Inc. of Wyoming                                            contracts to members of the
                                                                      National Education Association
                                                                      in the state of Wyoming
-------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
          COMPANY                         STATE/COUNTRY OF             NO. VOTING                PRINCIPAL BUSINESS
                                            ORGANIZATION               SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions          Massachusetts                                 Market and administer deferred
Insurance Agency Inc.                                                                  compensation plans for public
                                                                                       employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Seguradora S.A.               Brazil                                        Engage in elementary, health and life
                                                                                       insurance; private open pension and
                                                                                       wealth concession plans
------------------------------------------------------------------------------------------------------------------------------
*Nationwide Separate Account Trust       Massachusetts                                 Diversified, open-end investment
                                                                                       company
------------------------------------------------------------------------------------------------------------------------------
Nationwide Services Company, LLC.        Ohio                                          Single member limited liability
                                                                                       company performing shared services
                                                                                       functions for the Nationwide
                                                                                       Insurance Enterprise
------------------------------------------------------------------------------------------------------------------------------
Nationwide Towarzstwo Ubezieczen na      Poland                                        Life insurance and pension products
Zycie SA                                                                               in Poland
------------------------------------------------------------------------------------------------------------------------------
Nationwide Trust Company, FSB            United States                                 Federal savings bank chartered by the
                                                                                       Office of Thrift Supervision in U.S.
                                                                                       Department of Treasury to exercise
                                                                                       custody and fiduciary powers
------------------------------------------------------------------------------------------------------------------------------
Nationwide UK Asset Management           United Kingdom                                Holding company
Holdings, Ltd.
------------------------------------------------------------------------------------------------------------------------------
Nationwide UK Holding Company, Ltd.      United Kingdom                                Holding company
------------------------------------------------------------------------------------------------------------------------------
Neckura Holding Company                  Germany                                       Administrative services for Neckura
                                                                                       Insurance Group
------------------------------------------------------------------------------------------------------------------------------
Neckura Insurance Company                Germany                                       Insurance company
------------------------------------------------------------------------------------------------------------------------------
Neckura Life Insurance Company           Germany                                       Life and health insurance company
------------------------------------------------------------------------------------------------------------------------------
Nevada Independent                       Nevada                                        Workers' compensation administrative
Companies-Construction                                                                 services to Nevada employers in the
                                                                                       construction industry
------------------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-Health      Nevada                                        Workers' compensation administrative
and Nonprofit                                                                          services to Nevada employers in
                                                                                       health and nonprofit industries
------------------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-            Nevada                                        Workers' compensation administrative
Hospitality and Entertainment                                                          services to Nevada employers in the
                                                                                       hospitality and entertainment
                                                                                       industries
------------------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-            Nevada                                        Workers' compensation administrative
Manufacturing, Transportation and                                                      services to Nevada employers in the
Distribution                                                                           manufacturing, transportation and
                                                                                       distribution industries
------------------------------------------------------------------------------------------------------------------------------
NFS Distributors, Inc.                   Delaware                                      Holding company for Nationwide
                                                                                       Financial Services, Inc. distribution
                                                                                       companies
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
          COMPANY                         STATE/COUNTRY OF             NO. VOTING                PRINCIPAL BUSINESS
                                            ORGANIZATION               SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
------------------------------------------------------------------------------------------------------------------------------
NGH Luxembourg, S.A                      Luxembourg                                    Acts primarily as holding company for
                                                                                       Nationwide Global Holdings, Inc.
                                                                                       European operations
------------------------------------------------------------------------------------------------------------------------------
NGH Netherlands, B.V.                    The Netherlands                               Holding company for other overseas
                                                                                       companies
------------------------------------------------------------------------------------------------------------------------------
NGH UK, Ltd.                             United Kingdom                                Assists Nationwide Global Holdings,
                                                                                       Inc. with European operations and
                                                                                       marketing
------------------------------------------------------------------------------------------------------------------------------
Northpointe Capital LLC                  Delaware                                      Limited liability company for
                                                                                       investments
------------------------------------------------------------------------------------------------------------------------------
PanEuroLife                              Luxembourg                                    Life insurance company providing
                                                                                       individual life insurance primarily
                                                                                       in the UK, Belgium and France
------------------------------------------------------------------------------------------------------------------------------
Pension Associates, Inc.                 Wisconsin                                     Pension plan administration and
                                                                                       record keeping services
------------------------------------------------------------------------------------------------------------------------------
Portland Investment Services, Inc.       Oregon                                        NASD registered broker-dealer
------------------------------------------------------------------------------------------------------------------------------
Premier Agency, Inc.                     Iowa                                          Insurance agency
------------------------------------------------------------------------------------------------------------------------------
                                                                                       Has a pending application to become a
                                                                                       licensed insurance agency with the
Riverview Agency, Inc.                   Texas                                         Texas Department of Insurance
------------------------------------------------------------------------------------------------------------------------------
Scottsdale Indemnity Company             Ohio                                          Insurance company
------------------------------------------------------------------------------------------------------------------------------
Scottsdale Insurance Company             Ohio                                          Insurance company
------------------------------------------------------------------------------------------------------------------------------
Scottsdale Surplus Lines Insurance       Arizona                                       Provides excess and surplus lines
Company                                                                                insurance coverage on a non-admitted
                                                                                       basis
------------------------------------------------------------------------------------------------------------------------------
Siam-Ar-Na-Khet Company Limited          Thailand                                      Holding company
------------------------------------------------------------------------------------------------------------------------------
Sun Direct                               Germany                                       Writes direct auto insurance
Versicherungs-Atiengesclischaft
------------------------------------------------------------------------------------------------------------------------------
SVM Sales GmbH, Neckura Insurance Group  Germany                                       Recruits and supervises external
                                                                                       sales partners who obtain new
                                                                                       business for the Neckura Group as
                                                                                       well as to offer financial services
------------------------------------------------------------------------------------------------------------------------------
Thai Prasit Nationwide Company Limited   Thailand                                      Holding company
------------------------------------------------------------------------------------------------------------------------------
Union Bond & Trust Company               Oregon                                        Oregon state bank with trust powers
------------------------------------------------------------------------------------------------------------------------------
Vertboise, SA                            Luxembourg                                    Real property holding company
------------------------------------------------------------------------------------------------------------------------------
Vicpic Ltd.                              England/Wales                                 Inactive
------------------------------------------------------------------------------------------------------------------------------
Villanova Capital, Inc.                  Delaware                                      Holding company
------------------------------------------------------------------------------------------------------------------------------
Villanova Distribution Services, Inc.    Iowa                                                      Broker-dealer
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
          COMPANY                         STATE/COUNTRY OF             NO. VOTING                PRINCIPAL BUSINESS
                                            ORGANIZATION               SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
------------------------------------------------------------------------------------------------------------------------------
Villanova Global Asset Management Trust  Delaware                                      Holding company for Gartmore Group
                                                                                       and a registered investment advisor
------------------------------------------------------------------------------------------------------------------------------
                                                                                       Trust designed to act as a registered
Villanova Mutual Fund Capital Trust      Delaware                                      investment advisor
------------------------------------------------------------------------------------------------------------------------------
                                                                                       Trust designed to act as a registered
Villanova SA Capital Trust               Delaware                                      investment advisor
------------------------------------------------------------------------------------------------------------------------------
Villanova Securities, LLC                Delaware                                      Provides brokerage services for block
                                                                                       mutual fund trading for both affiliated
                                                                                       and non-affiliated investment advisors
                                                                                       and performs block mutual fund trading
                                                                                       directly with fund companies
------------------------------------------------------------------------------------------------------------------------------
Western Heritage Insurance Company       Arizona                                       Underwrites excess and surplus lines
                                                                                       of property and casualty insurance
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
          COMPANY                                STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                                   ORGANIZATION            SECURITIES
                                                                         (SEE ATTACHED
                                                                          CHART UNLESS
                                                                           OTHERWISE
                                                                           INDICATED)
------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
------------------------------------------------------------------------------------------------------------------------------
  *    Nationwide Fidelity Advisor Variable            Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
       Account                                                        Account
------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
          COMPANY                                STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                                   ORGANIZATION            SECURITIES
                                                                         (SEE ATTACHED
                                                                          CHART UNLESS
                                                                           OTHERWISE
                                                                           INDICATED)
------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         (left side)








           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   CARIBBEAN ALLIANCE    |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|                         |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 1,900,000  |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|99.99%       $25,112,422 |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 300,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI-100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         ALLIED          |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    DOCUMENT SOLUTIONS,  |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           INC.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-88.9%                 |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                                        ----------------------------
                                                                        |          WESTERN         |
                                                                        |    HERITAGE INSURANCE    |
                                                                        |          COMPANY         |
                                                                        |                          |
                                                                        |Common Stock: 4,776,076   |--------------------------------
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-100%      $57,000,000 |
                                                                        ----------------------------


                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  --------------------|---------------------                                              ------------------|-----------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |--------------------------------------------------------------|-------------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            ---------------|----------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |Guaranty Fund                 |        |   |                              |            |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
         |Certificate                   |   |    |---|------------     Shares       |         |--|------------     Shares       |
         |-----------                   |   |    |   |                              |         |  |                              |
         |                 Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $142,943,140 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
         |                              |   |    |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |         |  |                              |
         |------------                  |   |    |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
         |                              |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |   |    |   |                              |         |  |                              |
         |                 ----         |   |    |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |         |  |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |         |  |Neckura-100%     DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |         |  |         NECKURA LIFE         |
         |           COMPANY            |   |    |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |                              |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:    4,000        |
         |                              |        |   |------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |            |                              |            |                              |
         |                 ----         |        |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |        |   |                 ----         |         |  |                 ----         |
         |Mutual-100%      $3,506,173   |        |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%     DM 15,825,681|
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |         |  |      COLUMBUS INSURANCE      |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |         |  |    BROKERAGE AND SERVICE     |
         |             (SIC)            |        |   |                              |         |  |             GmbH             |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |         |  |Common Stock:    1 Share      |
     |---|------------     Shares       |--------|---|------------     Shares       |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                              |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |         |  |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |         |  |Neckura-100%     DM 51,639    |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital:                |         |  |                              |
     |   |                              |        |   |-------------                 |         |  |                              |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |         |  |                              |
     |   --------------------------------        |   -------------------------------          |  --------------------------------
     |                                           |                                            |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |         |  |         LEBEN DIREKT         |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |         |  |                              |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |         |  |Common Stock:    4,000 Shares |
     |---|------------     Shares       |        |---|  -------------               |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                 Cost         |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 ----         |        |   |                 ----         |         |  |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |         |  |Neckura-100%     DM 4,000,000 |
     |   |                              |        |   |                              |         |  |                              |
     |   --------------------------------        |   ----------------|---------------         |  --------------------------------
     |                                           |                   |                        |
     |   --------------------------------        |   ----------------|---------------         |  --------------------------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |         |  |          AUTO DIREKT         |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |         |  |        INSURANCE COMPANY     |
     |   |           COMPANY            |        |   |                              |         |  |                              |
     |   |Common Stock:    10,000       |        |   |                              |         |  |Common Stock:    1500  Shares |
  ---|---|------------     Shares       |        |   |                              |         |--|------------                  |
         |                              |        |   |                              |         |  |                              |
         |                 Cost         |        |   |                              |         |  |                 Cost         |
         |                 ----         |        |   |                              |         |  |                 ----         |
         |SIC-100%         $10,000      |        |   |NC-100%                       |         |  |Neckura-100%     DM 1,643,149 |
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |             RP&C             |        |   |           SUN DIRECT         |         |  |           SVM SALES          |
         |         INTERNATIONAL        |        |   |        VERSICHERUNGS -       |         |  |             GmbH             |
         |                              |        |   |       AKTIENGESCLISCHAFT     |         |  |                              |
         |Common Stock:    1,000        |        |   |Common Stock:    1 Share      |         |  |Common Stock:    50 Shares    |
         |------------     Shares       |---------   |------------                  |------------|------------                  |
         |                              |            |                              |            |                              |
         |                 Cost         |            |                 Cost         |            |                 Cost         |
         |                 ----         |            |                 ----         |            |                 ----         |
         |Casualty-20.3%  $2,400,740    |            |Neckura-100%     $9,600,000   |            |Neckura-100%     DM 50,000    |
         |                              |            |                 EURO         |            |                              |
         --------------------------------            --------------------------------            --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
--|------------------------------------------|-------------------------------------------|--------------------|      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     ---------------|------|--------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,225,738,093 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    112,087,783 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,206 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |....|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16%     $92,575           |
  |     |                              |     |    |                              |       |     |Fire-16%         $92,717           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |....|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |             COMPANY          |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |             |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |             |                 ----              |
  |     |                 Cost         |     |    --------------------------------             |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             ------------------|------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |                               |
  |     --------------------------------     |    |            (eNat)            |             ------------------|------------------
  |                                          |    |                              |             |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |             |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |....|     Single Member Limited    |             |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |             |                                   |
  |     |                              |          |                              |             |                                   |
  |     |Single Member Limited         |     |----|                              |             |Common Stock:    1,000 shares      |
  |.....|Liability Company             |     |    |                              |             |-------------                      |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-100%                 |             |                                   |
  |     |Casualty-100%                 |     |    |                              |             |                                   |
  |     |                              |     |    --------------------------------             |CalFarm Insurance                  |
  |     --------------------------------     |                                                 |Company - 100%                     |
  |                                          |    --------------------------------             ------------------|------------------
  |                                          |    |      DISCOVER INSURANCE      |                               |
  |     --------------------------------     |    |         COMPANY, LLC         |             ------------------|------------------
  |     |       AMERICAN MARINE        |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |             |                                   |
  |     |Common Stock:   20 Shares     |     |....|     Liability Company        |             |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |             |------------                       |
  |     |                 Cost         |     |    |                              |             |                                   |
  |     |                 ----         |     |    |eNat-100%                     |             |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |
  |     |      COMPANY OF FLORIDA       |    |    |                              |
  |     |                               |    |    |      Single Member Limited   |
  |     |                               |    |....|        Liability Company     |
  |     |Common Stock:    10,000 Shares |         |                              |
  |-----|-------------                  |         |                              |
        |                 Cost          |         |eNat-100%                     |
        |                 ----          |         |                              |
        |Casualty-100%    $300,000,000  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            December 31, 2000

                                                                                                                       (Left Side)

              |----------------------------------|-----------------------------------|----------------------------------------------
              |                                  |                                   |
--------------|--------------      --------------|--------------      ---------------|-------------   -----------------------------
| NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |   |   NFS DISTRIBUTORS, INC.  |
|     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |   |           (NFSDI)         |
|                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |   |                           |
| Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |   |                           |
| ------------  Shares      |      | ---------------           |      |               Cost        |   |                           |
|                           |      |                           |      |               ----        |   |                           |
| NFS-100%                  |      | NFS-100%                  |      | NFS-100%      $3,000,000  |   | NFS-100%                  |
---|-------------------------      -----------------------------      -----------------------------   --------------|--------------
   |
   |                                                                       |----------------------------------------|---------------
   |  -----------------------------                      ------------------|----------                --------------|--------------
   |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |                |     NATIONAL DEFERRED     |
   |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |                |     COMPENSATION, INC.    |
   |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |                |                           |
   |  | Common Stock: 7,676       |                      |                           |                |                           |
   |--| ------------  Shares      |                      |                           |                |                           |
   |  |                           |                      |                           |                |                           |
   |  |               Cost        |                      | Common Stock: 1,000 Shares|                |                           |
   |  |               ----        |                      | ------------              |                |                           |
   |  | NW Life-100%  $5,996,261  |                      | NFSDI-100%                |                | NFSDI-100%                |
   |  -----------------------------                      --------------|--||----------                --------------||-------------
   |                                                                   |  ||                                        ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------               ||
   |  |    NATIONWIDE LIFE AND    |      |     FINANCIAL HORIZONS    | |  ||  |                     |               ||
   |  | ANNUITY INSURANCE COMPANY |      |    DISTRIBUTORS AGENCY    | |  ||  |                     |               ||
   |  |                           |      |      OF ALABAMA, INC.     | |  ||  |                     |               ||
   |  | Common Stock: 66,000      |      |                           | |  ||  |      FLORIDA        |               ||
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  |      RECORDS        |===============||
   |  |                           |      | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
   |  |                           |      |                           | |  ||  |        INC          |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $58,070,003  |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE INVESTMENT   |      |    LANDMARK FINANCIAL     | |  ||  |                     |
   |  |   SERVICES CORPORATION    |      |        SERVICES OF        | |  ||  |                     |
   |  |                           |      |       NEW YORK, INC.      | |  ||  |                     |
   |  | Common Stock: 5,000       |      |                           | |  ||  |                     |
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |  |                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |      OF OHIO, INC   |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $529,728     |      | NFIDAI-100% $10,100       | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE FINANCIAL    |      |     FINANCIAL HORIZONS    | |  ||  |                     |
   |  |       ASSIGNMENT          |      |      SECURITIES CORP.     | |  ||  |                     |
   |  |        COMPANY            |      |                           | |  ||  |                     |
   |  |                           |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |--|                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  |                           |      |               ----        | |  ||  |                     |
   |  | NW Life-100%              |      | NFIDAI-100% $153,000      | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |     NATIONWIDE REALTY     |      |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
   |  |      INVESTORS, LTD.      |      |                           | |  ||  |                     |
   |  |                           |      |                           | |  ||  |                     |
   |  | Units:                    |      | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
   |--| ------                    |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |    OF TEXAS, INC    |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  | NW Life-70%               |      |               ----        | |  ||  |                     |
   |  | NW Mutual-30%             |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
   |  |       PROPERTIES, LTD.    |      | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
   |  |                           |      |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
   |  | Units:                    |      |       INC. OF MASS.       | |  ||  |                     |
   |--| ------                    |      |                           |--  ||  |Common Stock: 750    |
      |                           |      |Common Stock: 100 Shares   | |  ||--|------------  Shares |
      |                           |      |------------               | |      |                     |
      | NW Life-97.6%             |      |                           | |      |                     |
      | NW Mutual-2.4%            |      |NFIDAI-100%                | |      |NFIDAI-100%          |
      -----------------------------      ----------------------------- |      -----------------------
                                         ----------------------------- |
                                         |   NATIONWIDE FINANCIAL    | |
                                         | INSTITUTION DISTRIBUTORS  | |
                                         |        AGENCY, INC.       | |
                                         |       OF NEW MEXICO       |--
                                         |                           |
                                         |Common Stock: 100 Shares   |
                                         |------------               |
                                         |                           |
                                         |NFIDAI-100%                |
                                         -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,225,738,093 |
                                                  |FIRE            649,510    112,087,783 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |Class B      NW Corp-100%  |
                                                      ---------------|-------------
                                                                     |
-------------------------------------|-------------------------|--------------------------|-------------------------|
                                     |                         |                          |                         |
                         ------------|------------ ------------|------------ -------------|------------ ------------|-------------
                         |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |VILLANOVA CAPITAL, INC. |
                         |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
                         |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
                         |                       | |------------- Shares   | |                        | |NFS-96%                 |
                         |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
                         |                       | |              ----     | |              ----      | |---------------  Shares |
                         | NFS-100%              | |NFS-100%   $3,500,000  | | NFS-100%     $2,839,392| |NFS-100%                |
                         ------------------------- ------------------------- -------------------------- ------------|-------------
                                                                                                                    |
--------------|-----------------------|--------------------------|                        |-------------------------|---------------
              |        ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
              |        |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | | VILLANOVA S.A. CAPITAL| |    MORLEY FINANCIAL   |
              |        |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (VSA)       | |SERVICES, INC. (MORLEY)|
              |        |                          | |Common Stock:  236,494  | |                       | |Common Stock:  82,343  |
              |        |Common Stock:   Control   | |-------------  Shares   | |                       | |------------   Shares  |
              |        |-------------   -------   | |                        | |                       | |                       |
              |        |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
              |        |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
              |        --------|------------------- -------------|------------ -----------------|------- -----------|-------------
              |                |                                 |                              |                   |
              |                |                                 |                              |                   |------------|
              |                |                                 |                              |                                |
--------------|------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|  NATIONWIDE RETIREMENT  |    |   |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |         NATIONWIDE       |  |
|   PLAN SERVICES, INC.   |    |   |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
|                         |    |   |                          |  |  |      NEW MEXICO        |  |  |                          |  |
|Common Stock:  Control:  |    |   |Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
|-------------  --------  |    |   |------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
|Class A          NFS-100%|    |   |              Cost        |  |  |               Cost     |  |  |              Cost        |  |
|Class B        NFSDI-100%|    |   |              ----        |  |  |               ----     |  |  |              ----        |  |
|                         |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |VSA-100%      $5,000      |  |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|    401(k) INVESTMENT    |    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
|      SERVICES, INC.     |    |   |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |      SO. DAKOTA        |  |  |                          |  |
|Common Stock: 1,000,000  |    |   |Common Stock: 1,000       |  |  | Common Stock: 1,000    |  |  |                          |  |
|------------  Shares     |----|   |------------- Shares      |--|--| ------------- Shares   |  |==|     LUXEMBOURG SICAV     |  |--
|                         |    |   |              Cost        |  |  |               Cost     |  |  |                          |  |
|               Cost      |    |   |              ----        |  |  |               ----     |  |  |                          |  |
|               ----      |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |                          |  |
|401(k)-100%    $7,800    |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |                                 |                              |                                |
                               |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |   |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |  VILLANOVA DISTRIBUTION  |  |
|    401(k) INVESTMENT    |    |   |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
|      ADVISORS, INC.     |    |   |         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
|                         |    |   |Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
|Common Stock:  1,000     |    |   |------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
|------------   Shares    |----|   |              Cost        |  |  |              Cost      |  |  |              Cost        |  |
|                         |    |   |              ----        |  |  |              ----      |  |  |              ----        |  |
|               Cost      |    |   |NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |VSA-100%      $146,653    |  |
|               ----      |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|401(k)-100%    $1,000    |    |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   VILLANOVA FINANCIAL    |  |
---------------------------    |   |      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |    GROUP, INC. (VFGI)    |  |
|   THE 401(k) COMPANY    |    |   |       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
|                         |    |   |Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
|Common Stock: 855,000    |    |   |------------- Shares      |--|==|                        |  |--|Series A Preferred:250,000|  |--
|------------  Shares     |----|   |                          |  |  |                        |     |------------------ Shares |  |
|                         |    |   |              Cost        |  |  |                        |     |                   Cost   |  |
|              Cost       |    |   |              ----        |  |  |                        |     |                   ----   |  |
|              ----       |    |   |NRS-100%      $1,000      |  |  |                        |     |VSA-100%       $10,000,000|  |
|401(k)-100%   $1,000     |    |   ----------------------------  |  --------------------------     -----------------.----------  |
---------------------------    |                                 |                                                  .            |
                               |   ----------------------------  |  --------------------------     -----------------.----------  |
---------------------------    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |     | VILLANOVA SECURITIES, LLC|  |
|                         |    |   |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |     |                          |  |
|                         |    |   |                          |  |  |        OKLAHOMA        |     |                          |  |
|  RIVERVIEW AGENCY, INC. |    |   |Common Stock: 500         |  |  |                        |     |                          |  |
|                         |====|   |------------- Shares      |--|==|                        |     |                          |  |--
|                         |        |              Cost        |  |  |                        |     |                          |  |
|                         |        |              ----        |  |  |                        |     |                          |  |
|                         |        |NRS-100%      $500        |  |  |                        |     |VFG1-100%                 |  |
---------------------------        ----------------------------  |  --------------------------     ----------------------------  |
                                                                 |                                                               |
                                   ----------------------------  |  --------------------------     ----------------------------  |
                                   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |     |    PORTLAND INVESTMENT   |  |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |     SOLUTIONS, INC.    |     |       SERVICES, INC.     |  |
                                   |                          |  |  |        OF TEXAS        |     |                          |  |
                                   |Common Stock: 1,000       |-- ==|                        |     |Common Stock: 1,000       |--|--
                                   |------------- Shares      |     |                        |     |------------- Shares      |  |
                                   |              Cost        |     |                        |     |              Cost        |  |
                                   |              ----        |     |                        |     |              ----        |  |
                                   |NRS-100%      $1,000      |     |                        |     |Morley-100%   $25,000     |  |
                                   ----------------------------     --------------------------     ----------------------------  |
                                                                                                                                 |
                                                                                                   ----------------------------  |
                                                                                                   |         MORLEY &         |  |
                                                                                                   |     ASSOCIATES, INC.     |  |
                                                                                                   |                          |  |
                                                                                                   |Common Stock: 3,500       |--|
                                                                                                   |------------- Shares      |
                                                                                                   |              Cost        |
                                                                                                   |              ----        |
                                                                                                   |Morley-100%   $1,000      |
                                                                                                   ----------------------------

                                                                                                                            (Right)
















------------------------|------------------------------|--------------------------------------|
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
         ---------------|--------------   -------------|-----------------        -------------|--------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        |        |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      |        |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             |        |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    |    |---|Common Stock:  100 Shares |
         |------------                | | |------------                 |    |   |------------              |
         |               Cost         | | |               Cost          |    |   |               Cost       |
         |               ----         | | |               ----          |    |   |               ----       |
         |NW Corp.-100%  $506,434,210 | | |NW Corp.-100%  $25,683,532   |    |   |                          |
         |                            | | |------------------------------    |   |NW Corp.-100%  $19,103,732|
         |(See Page 3)                |   |                                  |   ----------------------------
         ------------------------------ | |------------------------------    |   ----------------------------
                                        | |  MEDPROSOLUTIONS, INC.      |    |   |    NATIONWIDE MANAGEMENT |
         ------------------------------ --|                             |    |   |        SYSTEMS, INC.     |
         |    VILLANOVA MUTUAL FUND   | | |               Cost          |    |   |                          |
         |     CAPITAL TRUST (VMF)    | | |               ----          |    |---|Common Stock:  100 Shares |
----|----|                            | | |Gates-100%     $6,700,000    |    |   |-------------             |
    |    |                            | | |                             |    |   |               Cost       |
    |    |                            | | |                             |    |   |               ----       |
    |    |                            | | -------------------------------    |   |NHP Inc.-100%  $25,149    |
    |    |                            | |                                    |   ----------------------------
    |    |                            | | |------------------------------    |   ----------------------------
    |    |   DELAWARE BUSINESS TRUST  | | |     GATES MCDONALD &        |    |   |         NATIONWIDE       |
    |    ------------------------------ | | COMPANY OF NEW YORK, INC.   |    |   |        AGENCY, INC.      |
    |                                   --|                             |    |   |                          |
    |    ------------------------------ | |Common Stock:  3 Shares      |    |---|Common Stock:  100 Shares |
    |    |        NORTHPOINTE         | | |------------                 |        |------------              |
    |    |        CAPITAL LLC         | | |               Cost          |        |               Cost       |
    |    |                            | | |               ----          |        |               ----       |
    |....|                            | | |Gates-100%     $106,947      |        |NHP Inc.-99%   $116,077   |
         |                            | | -------------------------------        ----------------------------
         |                            | |
         |                            | | -------------------------------
         |VILLANOVA CAPITAL, INC.-65% | | |      GATES MCDONALD &       |
         ------------------------------ | |     COMPANY OF NEVADA       |
                                        --|                             |
         ------------------------------ | |Common Stock:  40 Shares     |
         |     EXCALIBER FUNDING      | | |------------                 |
         |        CORPORATION         | | |               Cost          |
---------|Common Stock: 1,000 Shares  | | |               ----          |
         |-------------               | | |Gates-100%     $93,750       |
         |              Cost          | | -------------------------------
         |              ----          | |
         |Morley-100%   $1,000        | | -------------------------------
         ------------------------------ | |       GATES MCDONALD        |
                                        | |      HEALTH PLUS, INC.      |
         ------------------------------ --|                             |
         |      CALIBER FUNDING       | | |Common Stock:  200 Shares    |
         |        CORPORATION         | | |------------                 |
         |                            | | |               Cost          |
---------|                            | | |               ----          |
         |                            | | |Gates-100%     $2,000,000    |
         | Morley-100%                | | -------------------------------
         |                            | |
         ------------------------------ | -------------------------------
                                        | |NEVADA INDEPENDENT COMPANIES-|
                                        | |MANUFACTURING TRANSPORTATION |
                                        | |       AND DISTRIBUTION      |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
         ------------------------------ | -------------------------------
         |      MORLEY RESEARCH       | | |      NEVADA INDEPENDENT     |
         |      ASSOCIATES, LTD.      | | |     COMPANIES-HEALTH AND    |
---------|                            | --|           NONPROFIT         |
         |Common Stock:  1,000 Shares | | |Common Stock:  1,000 Shares  |
         |-------------               | | |------------                 |
         |               Cost         | | |                             |
         |               ----         | | |Gates-100%                   |
         |Morley-100%    $1,000       | | -------------------------------
         ------------------------------ |
                                        | -------------------------------
         ------------------------------ | |     NEVADA INDEPENDENT      |
         |       MORLEY CAPITAL       | | |   COMPANIES-CONSTRUCTION    |
         |         MANAGEMENT         | --|                             |
         |                            | | |Common Stock:  1,000 Shares  |
---------|Common Stock:  500 Shares   | | |------------                 |
         |-------------               | | |                             |
         |                Cost        | | |Gates-100%                   |
         |                ----        | | -------------------------------
         |Morley-100%     $5,000      | |
         ------------------------------ | -------------------------------
                                        | |     NEVADA INDEPENDENT      |
         ------------------------------ | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      -- Solid Line
         |     UNION BOND & TRUST     | --|         ENTERTAINMENT       |       Contractual Association   -- Double Line
         |           COMPANY          |   |                             |       Limited Liability Company -- Dotted Line
         |                            |   |Common Stock:  1,000 Shares  |
---------|Common Stock:  2,000 Shares |   |------------                 |
         |------------                |   |                             |
         |               Cost         |   |Gates-100%                   |       December 31, 2000
         |               ----         |   -------------------------------
         |Morley-100%    $50,000      |
         ------------------------------
                                                                                                                    Page 2

                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |    VILLANOVA GLOBAL ASSET    |            |   NATIONWIDE GLOBAL HOLDINGS    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |   - HONG KONG, LIMITED          |       |          NETHERLANDS B.V.       |
      |          (VGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | VGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |   NATIONWIDE UK HOLDING      |  |    |    |       MARENWOOD, LTD. (FKA)     |   |   |     FENPLACE TWO LTD. (FKA)     |
      |       COMPANY, LTD.          |  |    |    |      GARTMORE FUND MANAGERS     |   |   |       NATWEST INVESTMENT        |
      |          (NUKHCL)            |  |    |----|          (FAR EAST) LTD.        |   |   |    MANAGEMENT LIMITED (FTL)     |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GISL - 50%                      |   |   |                                 |
      | NUKAMHL - 100%               |  |    |    | GNL - 50%                       |   |   | GIM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   -----------------------------------
                      |                 |    |                                          |
                      |                 |    |                                          |
                      |                 |    |                                          |
      ----------------|---------------  |    |    -----------------------------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |      GARTMORE FUND MANAGERS     |   |   |    GARTMORE INVESTMENT MGMT.    |
      |       HOLDINGS PLC           |  |    |    |       INTERNATIONAL LIMITED     |   |   |  (CHANNEL ISLAND) LTD. (GIMCIL) |
      |          (AMH)               |  |    |    |              (GFMI)             |   |   |  (FKA) NATWEST INVESTMENT MGMT. |
      |                              |  |    |----|                                 |   |---|      CHANNEL ISLANDS LIMITED    |
      |                              |  |         | GISL - 99.99%                   |   |   | FTL - 99.99%                    |
      | NUKHCL - 100%                |  |         | GSL - .01%                      |   |   | Corp Share Ltd. - .01%          |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
                      |                 |                          |                    |
                      |                 |                          |                    |
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |    GARTMORE INVESTMENT       |  |         |        GARTMORE NOMINEES        |   |   |    GARTMORE SECURITIES LTD.     |
      |       MANAGEMENT PLC         |  |         |          (JERSEY) LTD.          |   |   |               (GSL)             |
      |          (GIM)               |  |         |                                 |   |   |                                 |
      |                              |--|         | GFMI - 94%                      |   |---|                                 |
      | AMH - 99.99%                 |            | GSL - 3%                        |       | GIM - 99.99%                    |
      | GNL - .01%                   |            | GIM - 3%                        |       | GNL - .01%                      |
      --------------------------------            -----------------------------------       -----------------------------------

                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | CASUALTY  12,992,922   $1,225,738,093 |
                                           | FIRE         649,510      112,087,783 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $506,434,210  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. ZO.O.      |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE INVESTMENT LTD.    |        |       |    GARTMORE SCOTLAND LTD.    |
                |       |           (GIL)              |        |       |           (GSCL)             |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GNL - 50%                    |        |       | GNL - .01%                   |
                |       ---------------|----------------        |       --------------------------------
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    DAMIAN SECURITIES LTD.    |
                |       |          LIMITED             |        |       |                              |
                |       |                              |        |-------|                              |
                |       | GIL - 98.46%                 |        |       | GIM - 50%                    |
                |       | GIM - 1.54%                  |        |       | GSCL - 50%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE NOMINEES LTD.    |
                |       |     (GENERAL PARTNER)        |        |       |             (GNL)            |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GSL - 50%                    |        |       | GSCL - .01%                  |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |    GARTMORE PENSION FUND     |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GNL - 50%                    |        |       | GSCL - 1%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |       |       GIL NOMINEES LTD.      |
                |       |    (GENERAL PARTNER)         |        |       |                              |
                |-------|                              |        |-------|                              |
                        | GIM - 50%                    |                | GIM - 50%                    |
                        | GSL - 50%                    |                | GSCL - 50%                   |
                        --------------------------------                --------------------------------

                                                                                                                      (Right side)































------------------|---------|-----------------|------------------------------------|
                  :         |                 :                                    |
   ---------------|-------- | ----------------|----------------   -----------------|---------------
   |   NATIONWIDE GLOBAL  | | |    NATIONWIDE TOWARZYSTWO     |   |   NATIONWIDE GLOBAL HOLDINGS, |
   |     FINANCE, LLC     | | |   UBEZPIECZEN NA ZYCIE SA     |   |    INC. - LUXEMBOURG BRANCH   |
   |                      | | |                               |   |            (BRANCH)           |
   | Single Member Limited| | | Common Stock: 1,952,000 Shares|   |                               |
   |    Liability Company | | | ------------                  |   |                               |
   |                      | | |                               |   |                               |
   | NGH - 100%           | | | NGH - 100%                    |   | Endowment Capital - $1,000,000|
   ------------------------ | ----------------|----------------   -----------------|---------------
                            |                 |                                    |
-|                          |                 |                                    |
 |                          |                 |                                    |
 | ------------------------ | ----------------|----------------   ---------------------------------
 | |      VICPIC LTD.     | | |       PIONEER NATIONWIDE      |   |      NGH LUXEMBOURG S.A.      |
 | |                      | | |            SP. ZO.O.          |   |            (LUX SA)           |
 | |                      | | |                               |   |                               |
 |-|                      | | |                               | |-|Common Stock:    5,894 Shares  |
 | |                      | | | Common Stock: 40,950 Shares   | | |------------                   |
 | |                      | | | ------------                  | | |                 Cost          |
 | | GIM - 99.99%         | | |                               | | |                 -----         |
 | | GSCL - .01%          | | | NGH - 70%                     | | |BRANCH-99.98%      115,470,723 |
 | |                      | | |                               | | |                   EURO        |
 | ------------------------ | --------------------------------- | ---------------------------------
 |                          |                                   |
 |                          |                                   |
 | ------------------------ | --------------------------------- | ---------------------------------
 | | GARTMORE EUROPE LTD. | | |        SIAM AR-NA-KHET        | | |         NGH UK, LTD.          |
 | |                      | | |      COMPANY LTD. (SIAM)      | | |                               |
 |-|                      | |.|                               | |-|                               |
 | | GIM - 50%            |   |                               | | |                               |
 | | GSL - 50%            |   | NGH - 48.99%                  | | | LUX SA - 100%                 |
 | ------------------------   ----------------|---------------- | ---------------------------------
 |                                            :                 |
 |                                            :                 |
 | ------------------------   ----------------|---------------- | ---------------------------------  -------------------------------
 | |   GARTMORE CAPITAL   |   |         THAI PRASIT           | | |  NATIONWIDE GLOBAL HOLDINGS   |  |NATIONWIDE HOLDINGS SA (NHSA)|
 | |    MANAGEMENT LTD.   |   |    NATIONWIDE COMPANY LTD.    | | |  - NGH BRASIL PARTICIPACOSES  |  |                             |
 | |         (GCM)        |   |                               | | |      LTDA (NGH BRASIL)        |  |                             |
 |-|                      |   |                               | |-|                               |  |       Shares      Cost      |
   |                      |   |                               | | |         Shares     Cost       |--|       ------      ----      |
   |                      |   |                               | | |         ------     -----      |  |NGH                          |
   | GIM - 99.99%         |   | NGH - 24.3%                   | | | LUX SA  6,164,899  R6,164,889 |  |BRASIL 42,900,999 R42,900,999|
   | GSL - .01%           |   | SIAM - 37.7%                  | | | NGH     1          R1         |  |LUX SA 1          R1         |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
                  |                                             |                  |                                |
                  |                                             |                  |                                |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
   |   GARTMORE U.S. LT   |   |        PANEUROLIFE (PEL)      | | |   NATIONWIDE SEGURADORA S.A.  |  |  DINAMICA PARTICIPACOSES SA |
   |         (GUS)        |   |                               | | |                               |  |           (DPSA)            |
   |                      |   | Common Stock: 1,300,000 Shares| | |         Shares     Cost       |  |       Shares      Cost      |
   |                      |   | -------------   Cost          |-| |         ------     -----      |  |       ------      ----      |
   |                      |   |                 ----          |   | NGH                           |  |NHSA  132,522,386 R14,723,256|
   |                      |   | LUX SA - 100%   3,817,832,685 |   | BRASIL  9,999,999  R9,999,999 |  |NGH                          |
   | GCM - 100%           |   | LUF                           |   | LUX SA  1          R1         |  | BRASIL 1         R1,472     |
   ---------------|--------   -----------------|---------------   ---------------------------------  ---------------|---------------
                  |                            |                                                                    |
                  |                            |                                                                    |
   ---------------|--------   -----------------|---------------                                      ---------------|---------------
   |    GARTMORE GLOBAL   |   |           VERTBOIS, SA        |                                      |  NATIONWIDE MARITIMA VIDA e |
   |       PARTNERS       |   |                               |                                      |        PREVIDENCIA SA       |
   |                      |   |                               |                                      | Common Stock:   134,822,225 |
   |                      |   |                               |                                      | ------------    Shares      |
   |                      |   | PEL - 99.99%                  |                                      |                             |
   | GUS - 50%            |   | LUX SA - .01%                 |                                      |                 Cost        |
   ------------------------   ---------------------------------                                      |                 ----        |
                                                                                                     | DSPA - 86.4%    R14,128,512 |
                                                                                                     -------------------------------








                                                                                        Subsidiary Companies-- Solid Line
                                                                                        Contractual Association-- Double Line
                                                                                        Limited Liability Company-- Dotted Line

                                                                                        December 31, 2000                    Page 3

Item 27.  NUMBER OF CONTRACT OWNERS


          The number of contract Owners of Qualified and Non-Qualified Contracts as of February 12, 2001 was 10,414 and 20,313, respectively.


Item 28.  INDEMNIFICATION

          Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITER


          (a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, and Nationwide VLI Separate Account-4, all of which are separate investment accounts of Nationwide or its affiliates.

(b)                NATIONWIDE INVESTMENT SERVICES CORPORATION
                             DIRECTORS AND OFFICERS


 ------------------------------------------------------------------------------------------------------------------
                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 ------------------------------------------------------------------------------------------------------------------
 W.G. Jurgensen
 One Nationwide Plaza                                       Chairman and Chief Executive Officer and
 Columbus, OH 43215                                                         Director
 ------------------------------------------------------------------------------------------------------------------
 Joseph J. Gasper                                                  Chairman of the Board and
 One Nationwide Plaza                                                       Director
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Richard A. Karas                                                  Vice Chairman and Director
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Duane C. Meek                                                             President
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Philip C. Gath                                                             Director
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Susan A. Wolken                                                            Director
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Robert A. Oakley                                                  Executive Vice President -
 One Nationwide Plaza                                               Chief Financial Officer
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Robert J. Woodward, Jr.                                           Executive Vice President -
 One Nationwide Plaza                                               Chief Investment Officer
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Mark R. Thresher                                             Senior Vice President and Treasurer
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Barbara J. Shane                                             Vice President - Compliance Officer
 Two Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Alan A. Todryk                                                    Vice President - Taxation
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 John F. Delaloye                                                     Assistant Secretary
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Glenn W. Soden                                              Associate Vice President and Secretary
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 E. Gary Berndt                                                       Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------

                   NATIONWIDE INVESTMENT SERVICES CORPORATION
                             DIRECTORS AND OFFICERS

 ------------------------------------------------------------------------------------------------------------------
                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 ------------------------------------------------------------------------------------------------------------------
 Carol L. Dove
 One Nationwide Plaza                         Associate Vice President - Treasury Services and Assistant Treasurer
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Terry C. Smetzer                                                     Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------

         (c)

         -------------------------------------------------------------------------------------------------------------------
         NAME OF PRINCIPAL         NET UNDERWRITING       COMPENSATION ON          BROKERAGE             COMPENSATION
         UNDERWRITER               DISCOUNTS AND          REDEMPTION OR            COMMISSIONS
                                   COMMISSIONS            ANNUITIZATION
         -------------------------------------------------------------------------------------------------------------------
         Nationwide Investment     N/A                    N/A                      N/A                   N/A
         Services Corporation
         -------------------------------------------------------------------------------------------------------------------

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

          John Davis
          Nationwide Life and Annuity Insurance Company
          One Nationwide Plaza
          Columbus, OH  43215

Item 31.  MANAGEMENT SERVICES
          Not Applicable

Item 32.  UNDERTAKINGS
          The Registrant hereby undertakes to:

          (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

          (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

          The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with a no-action letter issued by the staff of the SEC to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

          Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VA Separate Account -C:


We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.


                                                                        KPMG LLP


Columbus, Ohio
April 26, 2001

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VA SEPARATE ACCOUNT-C certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment-11 to be signed on its behalf in the City of Columbus, and State of Ohio, on this 26th day of April, 2001.




                                             NATIONWIDE VARIABLE ACCOUNT-9
                                       -----------------------------------------
                                                    (Registrant)


                                           NATIONWIDE LIFE INSURANCE COMPANY
                                       -----------------------------------------
                                                    (Depositor)



                                               By /s/ STEVEN SAVINI, ESQ.
                                       -----------------------------------------
                                                     Steven Savini, Esq.


As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 26th day of April, 2001.


               SIGNATURE                                   TITLE
LEWIS J. ALPHIN                                           Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                                Director
----------------------------------------
A. I. Bell

YVONNE M. CURL                                            Director
----------------------------------------
Yvonne M. Curl

KENNETH D. DAVIS                                          Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                            Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                          Director
----------------------------------------
Willard J. Engel

FRED C. FINNEY                                            Director
----------------------------------------
Fred C. Finney

JOSEPH J. GASPER                               President and Chief Operating
----------------------------------------            Officer and Director
Joseph J. Gasper

W.G. JURGENSEN                                    Chief Executive Officer
----------------------------------------                And Director
W.G. Jurgensen

DAVID O. MILLER                                  Chairman of the Board and
----------------------------------------                  Director
David O. Miller

RALPH M. PAIGE                                            Director
----------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                        Director
----------------------------------------
James F. Patterson

ARDEN L. SHISLER                                          Director
----------------------------------------                                                       By /s/ STEVEN SAVINI
Arden L. Shisler                                                                     -----------------------------------------
                                                                                                  Steven Savini
ROBERT L. STEWART                                         Director                               Attorney-in-Fact
----------------------------------------
Robert L. Stewart